Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
November 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
STB-NPRT1-0122
1.9887630.103
Corporate Bonds - 33.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		866,204	2,971,080
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		501,996	1,907,585
			4,878,665
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	35,723
Digitalbridge Group, Inc. 5% 4/15/23		10,000	10,294
			46,017
TOTAL CONVERTIBLE BONDS			4,924,682
Nonconvertible Bonds - 33.3%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.2%
Altice France SA:
5.125% 1/15/29(d)		7,110,000	6,732,672
5.125% 7/15/29(d)		4,460,000	4,238,695
5.5% 1/15/28(d)		2,440,000	2,415,600
5.5% 10/15/29(d)		4,465,000	4,308,725
AT&T, Inc.:
2.55% 12/1/33		3,443,000	3,328,087
3% 6/30/22		4,553,000	4,598,399
3.8% 12/1/57		8,798,000	9,187,930
4.3% 2/15/30		5,781,000	6,524,634
4.45% 4/1/24		855,000	913,941
6.2% 3/15/40		4,280,000	5,730,070
6.3% 1/15/38		6,048,000	8,224,157
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		149,000	153,405
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		15,174,000	15,856,830
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		565,000	548,756
5.625% 9/15/28(d)		445,000	434,988
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	301,181
Consolidated Communications, Inc. 5% 10/1/28 (d)		690,000	679,195
Frontier Communications Holdings LLC:
5% 5/1/28(d)		6,500,000	6,518,265
5.875% 10/15/27(d)		2,739,000	2,828,497
5.875% 11/1/29		2,580,000	2,536,475
6% 1/15/30(d)		1,500,000	1,475,535
6.75% 5/1/29(d)		2,960,000	3,046,713
IHS Holding Ltd. 5.625% 11/29/26 (d)		830,000	824,190
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	7,000,000	7,839,466
1.5% 10/14/24 (Reg. S)	EUR	900,000	1,014,421
1.875% 2/11/28 (Reg. S)	EUR	900,000	963,276
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		420,000	388,500
4.25% 7/1/28(d)		4,430,000	4,319,250
4.625% 9/15/27(d)		2,595,000	2,628,735
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		880,000	907,500
Lumen Technologies, Inc.:
4.5% 1/15/29(d)		7,015,000	6,596,134
5.125% 12/15/26(d)		4,580,000	4,588,015
6.875% 1/15/28		494,000	542,051
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28(d)		415,000	394,250
10.75% 6/1/28(d)		1,390,000	1,527,263
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		670,000	671,675
3.25% 2/21/23(d)		645,000	659,513
5% 10/19/25(d)		360,000	404,127
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,090,000	1,122,700
Sprint Capital Corp.:
6.875% 11/15/28		8,414,000	10,387,672
8.75% 3/15/32		5,604,000	8,284,954
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	1,172,037
7.2% 7/18/36		1,334,000	1,453,006
7.721% 6/4/38		300,000	340,569
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		709,000	728,498
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	4,122,000
Verizon Communications, Inc.:
2.1% 3/22/28		11,222,000	11,192,777
2.55% 3/21/31		10,387,000	10,498,432
2.987% 10/30/56		12,327,000	11,859,581
3% 3/22/27		2,669,000	2,818,162
4.862% 8/21/46		14,509,000	19,095,051
5.012% 4/15/49		324,000	440,405
Virgin Media Finance PLC 5% 7/15/30 (d)		2,700,000	2,619,000
Windstream Escrow LLC 7.75% 8/15/28 (d)		6,435,000	6,704,047
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		1,370,000	1,304,925
6.125% 3/1/28(d)		3,649,000	3,434,621
			222,429,553
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (d)		2,985,000	2,992,463
The Walt Disney Co. 3.8% 3/22/30		20,840,000	23,398,835
			26,391,298
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		615,000	609,078
2.375% 10/9/30		345,000	333,898
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		350,000	350,084
2.39% 6/3/30(d)		435,000	426,344
2.88% 4/22/31(d)		285,000	290,113
3.975% 4/11/29(d)		260,000	283,296
			2,292,813
Media - 1.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		6,015,000	6,154,789
Altice Financing SA:
5% 1/15/28(d)		5,914,000	5,528,673
5.75% 8/15/29(d)		11,765,000	11,205,162
Altice France Holding SA 6% 2/15/28 (d)		6,284,000	5,883,395
Cable Onda SA 4.5% 1/30/30 (d)		935,000	958,843
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		4,019,000	3,959,077
4.5% 8/15/30(d)		1,520,000	1,532,076
4.5% 5/1/32		3,429,000	3,414,873
4.5% 6/1/33(d)		2,355,000	2,319,675
5% 2/1/28(d)		6,950,000	7,158,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,541,922
4.908% 7/23/25		7,411,000	8,176,198
5.375% 5/1/47		18,624,000	22,350,351
6.484% 10/23/45		5,093,000	6,960,147
Comcast Corp. 6.45% 3/15/37		797,000	1,165,081
CSC Holdings LLC:
4.125% 12/1/30(d)		1,490,000	1,425,885
4.625% 12/1/30(d)		6,472,000	6,018,960
5.375% 2/1/28(d)		3,315,000	3,385,444
5.75% 1/15/30(d)		8,165,000	7,996,638
7.5% 4/1/28(d)		3,269,000	3,469,226
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		8,145,000	3,604,163
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	8,156,219
4.65% 5/15/50		20,572,000	24,390,384
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,835,000	2,793,836
Fox Corp.:
3.666% 1/25/22		1,416,000	1,422,747
4.03% 1/25/24		2,489,000	2,634,127
4.709% 1/25/29		3,602,000	4,116,175
5.476% 1/25/39		3,552,000	4,590,385
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	1,800,000	2,027,517
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,279,247
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,125,000	1,120,534
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		4,485,000	4,457,103
6.5% 9/15/28(d)		6,159,000	5,972,382
Sinclair Television Group, Inc.:
5.125% 2/15/27(d)		2,915,000	2,698,984
5.5% 3/1/30(d)		1,260,000	1,140,061
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		945,000	930,834
4% 7/15/28(d)		1,905,000	1,883,569
5.5% 7/1/29(d)		695,000	737,214
Tegna, Inc.:
4.625% 3/15/28		1,410,000	1,404,431
5% 9/15/29		545,000	546,363
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	11,505,727
5.5% 9/1/41		4,708,000	5,767,865
5.875% 11/15/40		6,004,000	7,607,684
6.55% 5/1/37		17,014,000	22,785,946
7.3% 7/1/38		14,056,000	20,165,712
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		2,133,000	1,557,090
Univision Communications, Inc.:
4.5% 5/1/29(d)		1,600,000	1,598,896
6.625% 6/1/27(d)		1,690,000	1,807,793
9.5% 5/1/25(d)		485,000	520,163
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,900,000	4,788,917
VTR Finance BV 6.375% 7/15/28 (d)		450,000	468,000
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		1,895,000	1,893,636
Ziggo BV 4.875% 1/15/30 (d)		1,265,000	1,280,022
			274,258,641
Wireless Telecommunication Services - 0.3%
Bharti Airtel International BV 5.35% 5/20/24 (d)		475,000	513,831
Digicel Group Ltd. 6.75% 3/1/23 (d)		404,000	384,810
Millicom International Cellular SA 4.5% 4/27/31 (d)		835,000	831,243
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		405,000	415,581
6.5% 10/13/26(d)		456,000	500,973
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	214,000
T-Mobile U.S.A., Inc.:
3.75% 4/15/27		12,950,000	13,922,645
3.875% 4/15/30		23,000,000	24,997,413
4.375% 4/15/40		2,795,000	3,173,868
4.5% 4/15/50		5,491,000	6,422,002
VimpelCom Holdings BV:
3.375% 11/25/27(d)		600,000	586,500
7.25% 4/26/23(d)		625,000	659,375
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	2,300,000	3,234,771
6.25% 10/3/78 (Reg. S)(f)		760,000	814,826
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		370,000	368,150
5.125% 1/15/28(d)		803,000	822,593
			57,862,581
TOTAL COMMUNICATION SERVICES			583,234,886

CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		660,000	615,450
Tupy Overseas SA 4.5% 2/16/31 (d)		660,000	598,455
Valeo SA 1% 8/3/28 (Reg. S)	EUR	1,700,000	1,858,640
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	905,012
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,300,000	1,464,747
			5,442,304
Automobiles - 0.2%
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	6,988,917
4.25% 5/15/23		1,967,000	2,058,396
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 1 month U.S. LIBOR + 6.000% 6.0864% 10/8/26 (c)(f)(g)		6,555,000	6,426,195
Volkswagen Group of America Finance LLC:
2.9% 5/13/22(d)		12,516,000	12,644,132
3.125% 5/12/23(d)		10,902,000	11,243,030
			39,360,670
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		5,915,000	5,697,387
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		6,830,000	6,989,224
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,225,095
Service Corp. International:
4% 5/15/31		1,850,000	1,845,375
5.125% 6/1/29		2,440,000	2,598,600
Sotheby's 7.375% 10/15/27 (d)		6,505,000	6,797,725
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,345,000	4,475,350
			31,628,756
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		2,089,000	1,996,123
5.75% 4/15/25(d)		60,000	62,283
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	1,900,000	2,138,931
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,080,000	3,157,000
Aramark Services, Inc.:
5% 2/1/28(d)		5,963,000	5,992,815
6.375% 5/1/25(d)		275,000	286,825
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		1,420,000	1,384,500
6.25% 7/1/25(d)		2,405,000	2,500,671
8.125% 7/1/27(d)		4,500,000	4,937,175
Carnival Corp.:
4% 8/1/28(d)		2,825,000	2,738,922
5.75% 3/1/27(d)		5,150,000	5,011,723
6% 5/1/29(d)		3,870,000	3,763,575
6.65% 1/15/28		225,000	231,887
7.625% 3/1/26(d)		5,645,000	5,787,706
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		860,000	846,993
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,550,000	5,772,000
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		2,775,000	2,693,609
3.75% 5/1/29(d)		370,000	366,570
4% 5/1/31(d)		1,345,000	1,347,700
5.75% 5/1/28(d)		230,000	243,278
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		795,000	787,050
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	5,910,000	8,318,230
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		225,000	220,888
4.75% 1/15/28		775,000	775,000
6.125% 9/15/25(d)		396,000	411,167
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,845,124
3.6% 7/1/30		4,224,000	4,685,692
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		1,374,000	1,340,241
5.75% 7/21/28(d)		1,984,000	1,949,280
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,200,000	1,194,975
NCL Corp. Ltd.:
3.625% 12/15/24(d)		2,730,000	2,505,812
5.875% 3/15/26(d)		670,000	652,995
NCL Finance Ltd. 6.125% 3/15/28 (d)		475,000	462,892
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		1,935,000	1,935,000
5.875% 9/1/31(d)		916,000	919,435
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		2,850,000	2,688,206
5.5% 8/31/26(d)		2,920,000	2,847,000
5.5% 4/1/28(d)		3,635,000	3,535,038
9.125% 6/15/23(d)		130,000	137,885
10.875% 6/1/23(d)		615,000	668,776
Scientific Games Corp. 5% 10/15/25 (d)		684,000	701,955
Station Casinos LLC 4.5% 2/15/28 (d)		3,075,000	3,075,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	351,222
Times Square Hotel Trust 8.528% 8/1/26 (d)		484,306	517,240
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	457,188
Voc Escrow Ltd. 5% 2/15/28 (d)		1,460,000	1,399,775
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	900,000	1,198,794
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	4,575,060
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,358,927
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		2,407,000	2,359,534
Wynn Macau Ltd. 5.5% 10/1/27 (d)		2,885,000	2,663,216
Yum! Brands, Inc. 4.625% 1/31/32		2,570,000	2,619,473
			112,418,356
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	292,600
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		690,000	683,100
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,650,000	2,137,029
TopBuild Corp. 4.125% 2/15/32 (d)		2,570,000	2,574,844
			5,687,573
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31		635,000	616,268
B2W Digital Lux SARL 4.375% 12/20/30 (d)		1,260,000	1,126,944
JD.com, Inc. 3.375% 1/14/30		965,000	1,011,745
Meituan:
2.125% 10/28/25(d)		745,000	717,234
3.05% 10/28/30(d)		665,000	616,081
Prosus NV:
3.68% 1/21/30(d)		615,000	624,725
4.027% 8/3/50(d)		860,000	799,800
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,789,000	2,955,503
			8,468,300
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		8,864,000	9,262,191

Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	4,391,000	6,467,415
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	1,860,000	2,545,702
4.5% 7/10/27 (Reg. S)	GBP	1,600,000	2,223,953
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	1,110,648
4.375% 4/1/30		775,000	760,546
			13,108,264
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,932,952
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,557,770
4% 4/15/30		11,145,000	12,461,125
Bath & Body Works, Inc.:
5.25% 2/1/28		295,000	316,388
6.625% 10/1/30(d)		455,000	504,759
6.694% 1/15/27		1,080,000	1,217,700
Foot Locker, Inc. 4% 10/1/29 (d)		4,105,000	4,063,950
Lowe's Companies, Inc. 4.5% 4/15/30		8,031,000	9,319,427
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,817,810
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,900,000	2,151,515
			37,343,396
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		410,000	408,983
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,670,000	1,697,138
Wolverine World Wide, Inc. 4% 8/15/29 (d)		2,280,000	2,211,600
			4,317,721
TOTAL CONSUMER DISCRETIONARY			267,037,531

CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	15,719,942
4.9% 2/1/46		16,343,000	20,565,183
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	19,794,226
4.35% 6/1/40		7,470,000	8,774,696
4.5% 6/1/50		20,000,000	24,750,690
4.75% 4/15/58		10,214,000	12,954,726
5.45% 1/23/39		9,200,000	12,057,702
5.55% 1/23/49		21,036,000	29,015,266
5.8% 1/23/59 (Reg. S)		22,287,000	32,681,433
Central American Bottling Corp. 5.75% 1/31/27 (d)		467,000	477,367
Constellation Brands, Inc. 4.25% 5/1/23		1,889,000	1,977,611
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,720,000	3,681,758
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	14,192,891
3.45% 3/25/30		7,303,000	8,132,799
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		5,095,000	4,947,755
			209,724,045
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		7,345,000	7,279,262
4.875% 2/15/30(d)		1,820,000	1,934,351
C&S Group Enterprises LLC 5% 12/15/28 (d)		4,885,000	4,551,355
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,405,000	1,518,542
Performance Food Group, Inc. 5.5% 10/15/27 (d)		2,444,000	2,517,320
Sysco Corp.:
5.65% 4/1/25		5,949,000	6,703,317
5.95% 4/1/30		4,765,000	5,974,770
6.6% 4/1/50		7,190,000	11,294,431
U.S. Foods, Inc.:
4.625% 6/1/30(d)		580,000	582,900
4.75% 2/15/29(d)		1,635,000	1,655,274
			44,011,522
Food Products - 0.3%
Adecoagro SA 6% 9/21/27 (d)		1,010,000	1,036,917
Camposol SA 6% 2/3/27 (d)		325,000	333,491
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	875,672
JBS Finance Luxembourg SARL 2.5% 1/15/27 (d)		16,520,000	16,381,232
JBS U.S.A. Food Co.:
5.75% 1/15/28(d)		840,000	880,992
7% 1/15/26(d)		803,000	835,120
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		880,000	949,080
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32(d)(h)		13,260,000	13,115,599
3.75% 12/1/31(d)		2,555,000	2,581,061
5.5% 1/15/30(d)		2,645,000	2,837,265
6.5% 4/15/29(d)		5,230,000	5,726,850
JDE Peet's BV 2.25% 9/24/31 (d)		3,800,000	3,708,407
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		3,310,000	3,300,715
MHP SA 7.75% 5/10/24 (d)		480,000	492,240
Post Holdings, Inc.:
4.625% 4/15/30(d)		1,255,000	1,239,313
5.5% 12/15/29(d)		3,389,000	3,505,785
TreeHouse Foods, Inc. 4% 9/1/28		1,810,000	1,716,079
			59,515,818
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		2,565,000	2,507,288

Personal Products - 0.0%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		970,000	920,288

Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	11,086,986
4.5% 5/2/43		7,299,000	7,754,071
4.8% 2/14/29		1,994,000	2,257,583
5.375% 1/31/44		13,161,000	15,357,753
5.95% 2/14/49		2,582,000	3,256,812
BAT Capital Corp.:
3.557% 8/15/27		2,650,000	2,773,149
4.7% 4/2/27		1,700,000	1,875,426
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	4,845,000	6,341,290
Imperial Tobacco Finance PLC:
3.5% 7/26/26(d)		8,121,000	8,583,523
3.75% 7/21/22(d)		7,367,000	7,468,721
4.25% 7/21/25(d)		6,702,000	7,219,025
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,791,464
5.7% 8/15/35		1,538,000	1,831,881
5.85% 8/15/45		12,953,000	15,729,864
6.15% 9/15/43		1,637,000	2,041,059
7.25% 6/15/37		1,835,000	2,482,675
			101,851,282
TOTAL CONSUMER STAPLES			418,530,243

ENERGY - 4.9%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		731,806	698,097
Halliburton Co.:
3.8% 11/15/25		218,000	235,906
4.85% 11/15/35		3,103,000	3,682,268
Oleoducto Central SA 4% 7/14/27 (d)		850,000	849,097
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,449,000	1,659,105
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		235,000	242,461
6.95% 3/18/30 (Reg. S)		400,000	476,640
Technip Energies NV 1.125% 5/28/28	EUR	2,200,000	2,517,378
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		903,000	970,725
7.625% 11/7/24(d)		1,250,000	1,343,750
8.375% 11/7/28(d)		260,000	294,450
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		1,015,050	954,147
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		190,000	190,000
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		509,200	499,469
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,140,000	1,083,000
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		231,000	228,690
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		1,012,288	966,735
			16,891,918
Oil, Gas & Consumable Fuels - 4.8%
Canacol Energy Ltd. 5.75% 11/24/28 (d)		530,000	515,293
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,641,422
5.85% 2/1/35		3,955,000	4,977,094
Cenovus Energy, Inc. 4.25% 4/15/27		12,993,000	14,158,711
Cheniere Energy Partners LP 3.25% 1/31/32 (d)		1,215,000	1,180,069
Cheniere Energy, Inc. 4.625% 10/15/28		2,765,000	2,847,950
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	658,125
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		8,535,000	8,535,000
7% 6/15/25(d)		6,415,000	6,479,150
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,870,425
Comstock Resources, Inc.:
5.875% 1/15/30(d)		3,180,000	3,184,993
6.75% 3/1/29(d)		3,880,000	4,035,200
7.5% 5/15/25(d)		430,000	440,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		8,202,000	8,202,000
5.75% 4/1/25		4,201,000	4,213,414
6% 2/1/29(d)		6,615,000	6,689,419
CVR Energy, Inc.:
5.25% 2/15/25(d)		7,230,000	6,887,298
5.75% 2/15/28(d)		5,298,000	5,003,908
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,043,140
5.125% 5/15/29		1,610,000	1,785,329
5.85% 5/21/43(d)(f)		9,176,000	8,770,971
6.45% 11/3/36(d)		4,987,000	6,483,100
Delek Logistics Partners LP 7.125% 6/1/28 (d)		3,517,000	3,640,095
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,270,000	1,304,925
DT Midstream, Inc. 4.125% 6/15/29 (d)		385,000	382,594
EG Global Finance PLC:
6.75% 2/7/25(d)		2,905,000	2,926,788
8.5% 10/30/25(d)		4,855,000	4,991,571
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,498,037
Enable Midstream Partners LP 3.9% 5/15/24 (f)		1,542,000	1,618,277
Enbridge, Inc.:
4% 10/1/23		5,655,000	5,921,511
4.25% 12/1/26		2,805,000	3,077,269
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		2,199,000	2,286,960
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		845,000	831,058
Energean PLC 6.5% 4/30/27 (d)		770,000	764,995
Energy Transfer LP:
3.75% 5/15/30		4,728,000	4,977,252
4.2% 9/15/23		2,098,000	2,198,491
4.25% 3/15/23		2,044,000	2,110,489
4.5% 4/15/24		2,483,000	2,644,226
4.95% 6/15/28		7,159,000	8,093,458
5% 5/15/50		10,571,000	12,146,944
5.25% 4/15/29		4,040,000	4,620,601
5.4% 10/1/47		18,419,000	21,925,718
5.8% 6/15/38		3,992,000	4,844,761
6% 6/15/48		2,599,000	3,262,331
6.25% 4/15/49		2,774,000	3,601,413
EnLink Midstream LLC 5.625% 1/15/28 (d)		500,000	512,500
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	35,069,695
FEL Energy VI SARL 5.75% 12/1/40 (d)		412,766	392,128
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		850,000	827,688
GeoPark Ltd. 6.5% 9/21/24 (d)		720,000	734,985
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,565,000	2,629,125
7% 8/1/27		3,737,000	3,849,110
Harvest Midstream I LP 7.5% 9/1/28 (d)		2,135,000	2,212,351
Hess Corp.:
4.3% 4/1/27		11,010,000	11,956,985
5.6% 2/15/41		2,958,000	3,645,813
5.8% 4/1/47		8,637,000	11,344,312
7.125% 3/15/33		2,041,000	2,727,856
7.3% 8/15/31		2,651,000	3,536,833
Hess Midstream Partners LP:
4.25% 2/15/30(d)		780,000	754,689
5.125% 6/15/28(d)		2,915,000	2,980,588
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,885,000	2,870,575
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	523,770
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		495,000	504,405
4.75% 4/24/25(d)		152,000	165,741
5.75% 4/19/47(d)		250,000	293,700
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,895,798
5.5% 3/1/44		15,589,000	19,214,626
6.55% 9/15/40		686,000	937,185
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	2,106,210
5.55% 6/1/45		4,783,000	6,058,062
Kosmos Energy Ltd.:
7.125% 4/4/26(d)		2,305,000	2,164,251
7.75% 5/1/27(d)		370,000	342,254
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		535,000	547,038
6.125% 6/30/25 (Reg. S)(d)		885,000	929,250
Lukoil Capital DAC 2.8% 4/26/27 (d)		480,000	475,296
Lukoil International Finance BV 4.75% 11/2/26 (d)		345,000	373,204
Lukoil Securities BV 3.875% 5/6/30 (d)		200,000	204,400
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		895,000	860,292
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		890,000	854,956
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		155,000	157,325
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		510,000	515,202
MEG Energy Corp.:
5.875% 2/1/29(d)		370,000	367,114
7.125% 2/1/27(d)		2,110,000	2,157,475
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		4,592,000	0
MPLX LP:
4.5% 7/15/23		3,588,000	3,751,826
4.8% 2/15/29		2,198,000	2,493,168
4.875% 12/1/24		4,860,000	5,283,471
5.5% 2/15/49		6,593,000	8,326,949
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		505,000	486,393
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		955,000	937,929
7.625% 11/8/26(d)		305,000	270,649
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		9,015,000	8,522,150
6.75% 9/15/25(d)		8,889,000	8,535,662
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		8,535,000	8,473,932
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		1,550,000	1,476,933
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		4,009,000	1,092,453
Occidental Petroleum Corp.:
3.2% 8/15/26		1,253,000	1,231,073
3.5% 8/15/29		3,946,000	3,864,357
4.3% 8/15/39		575,000	560,625
4.4% 8/15/49		575,000	564,938
4.5% 7/15/44		17,494,000	17,494,000
5.55% 3/15/26		8,636,000	9,232,186
6.125% 1/1/31		1,730,000	2,015,969
6.45% 9/15/36		10,061,000	12,493,146
6.6% 3/15/46		10,444,000	13,293,645
7.5% 5/1/31		17,069,000	21,514,365
7.875% 9/15/31		465,000	605,663
8.875% 7/15/30		1,595,000	2,094,514
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		8,070,000	7,464,750
Petrobras Global Finance BV:
6.75% 6/3/50		660,000	671,963
6.875% 1/20/40		895,000	959,418
8.75% 5/23/26		1,071,000	1,297,784
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		353,900	17,695
6% 5/16/24(d)(e)		1,847,331	83,130
6% 11/15/26(d)(e)		1,619,833	70,463
12.75% 2/17/22(d)(e)		98,000	4,263
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7641% 3/11/22(f)(g)		640,000	637,760
2.5% 11/24/22 (Reg. S)	EUR	1,702,000	1,936,029
3.5% 1/30/23		890,000	889,889
4.5% 1/23/26		13,054,000	12,745,926
4.875% 1/24/22		855,000	855,107
4.875% 1/18/24		3,874,000	3,937,679
5.375% 3/13/22		320,000	320,600
5.95% 1/28/31		31,680,000	29,674,656
6.35% 2/12/48		31,726,000	24,912,842
6.49% 1/23/27		14,935,000	15,270,291
6.5% 3/13/27		41,764,000	42,672,367
6.5% 6/2/41		255,000	215,367
6.625% 6/15/35		2,892,000	2,659,375
6.75% 9/21/47		17,753,000	14,515,740
6.84% 1/23/30		38,057,000	37,999,915
6.875% 10/16/25(d)		575,000	610,593
6.95% 1/28/60		15,538,000	12,702,315
7.69% 1/23/50		30,513,000	27,379,620
8.625% 2/1/22		795,000	801,708
Petronas Capital Ltd. 3.5% 4/21/30 (d)		335,000	363,341
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,051,295
3.85% 4/9/25		1,307,000	1,399,666
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,786,446
3.6% 11/1/24		2,794,000	2,924,882
3.65% 6/1/22		2,592,000	2,610,068
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,080,000	1,099,103
Qatar Petroleum:
1.375% 9/12/26(d)		770,000	754,600
2.25% 7/12/31(d)		1,330,000	1,310,050
3.3% 7/12/51(d)		900,000	920,250
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		4,110,000	4,110,000
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		110,000	113,850
4.95% 7/15/29(d)		1,290,000	1,352,888
6.875% 4/15/40(d)		490,000	546,350
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		935,000	920,975
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	19,715,221
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		1,350,000	1,341,563
3.5% 4/16/29(d)		2,980,000	3,155,224
4.25% 4/16/39(d)		1,665,000	1,866,465
4.375% 4/16/49(d)		555,000	634,698
Sibur Securities DAC 2.95% 7/8/25 (d)		330,000	330,330
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		530,000	526,120
2.7% 5/13/30(d)		325,000	333,739
SM Energy Co.:
5.625% 6/1/25		1,430,000	1,415,700
6.5% 7/15/28		1,198,000	1,209,980
6.75% 9/15/26		335,000	335,838
SUEK Securities DAC 3.375% 9/15/26 (d)		1,250,000	1,237,500
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,440,000	1,420,560
5.875% 3/15/28		1,270,000	1,327,150
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		2,843,000	2,775,479
6% 3/1/27(d)		6,105,000	6,257,625
6% 12/31/30(d)		2,630,000	2,598,802
6% 9/1/31(d)		2,120,000	2,051,100
7.5% 10/1/25(d)		270,000	286,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32(d)		2,295,000	2,370,781
4.875% 2/1/31		2,765,000	2,965,463
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		955,000	939,720
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	19,565,219
3.9% 1/15/25		9,678,000	10,343,658
4% 9/15/25		1,089,000	1,174,378
4.3% 3/4/24		14,855,000	15,770,354
4.5% 11/15/23		2,658,000	2,809,234
4.55% 6/24/24		12,340,000	13,258,976
5.75% 6/24/44		6,964,000	9,077,918
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	2,341,266
Tullow Oil PLC:
7% 3/1/25(d)		255,000	205,275
10.25% 5/15/26(d)		1,500,000	1,485,375
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	191,750
Valero Energy Corp. 2.85% 4/15/25		2,066,000	2,144,187
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		1,500,000	1,506,225
4.125% 8/15/31(d)		1,485,000	1,518,650
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,823,914
4.65% 7/1/26		2,834,000	3,025,295
4.75% 8/15/28		2,108,000	2,295,085
YPF SA:
4% 2/12/26(d)(i)		1,143,405	929,360
8.5% 3/23/25(d)		745,500	647,560
8.75% 4/4/24(d)		2,356,000	1,991,998
			885,353,252
TOTAL ENERGY			902,245,170

FINANCIALS - 12.3%
Banks - 4.7%
Access Bank PLC 6.125% 9/21/26 (d)		275,000	272,250
AIB Group PLC 1.875% 11/19/29 (Reg. S) (f)	EUR	4,000,000	4,595,718
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	1,150,000	1,248,786
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		143,000	149,614
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	3,300,000	3,675,853
2.029% 9/30/27(d)(f)		3,750,000	3,702,515
2.375% 10/14/29 (Reg. S)(f)	EUR	2,960,000	3,447,399
3.125% 9/19/27 (Reg. S)(f)	GBP	4,405,000	5,909,890
Bank of America Corp.:
2.299% 7/21/32(f)		18,130,000	17,791,234
3.3% 1/11/23		327,000	336,645
3.419% 12/20/28(f)		8,456,000	9,008,909
3.5% 4/19/26		7,461,000	8,034,563
3.705% 4/24/28(f)		11,813,000	12,755,297
3.864% 7/23/24(f)		24,740,000	25,842,767
3.95% 4/21/25		6,226,000	6,680,405
4.1% 7/24/23		4,167,000	4,400,443
4.2% 8/26/24		14,710,000	15,807,258
4.25% 10/22/26		5,344,000	5,890,650
4.45% 3/3/26		3,050,000	3,356,235
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		60,000	45,150
Barclays Bank PLC 1.7% 5/12/22		6,251,000	6,278,016
Barclays PLC:
2% 2/7/28 (Reg. S)(f)	EUR	1,600,000	1,845,168
2.852% 5/7/26(f)		17,739,000	18,307,849
4.375% 1/12/26		9,104,000	9,956,966
5.088% 6/20/30(f)		14,797,000	16,817,038
5.2% 5/12/26		6,970,000	7,826,404
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		435,000	451,313
Biz Finance PLC 9.625% 4/27/22 (d)		172,667	173,077
BNP Paribas SA:
2.159% 9/15/29(d)(f)		5,025,000	4,936,163
2.219% 6/9/26(d)(f)		15,515,000	15,751,047
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	3,400,000	3,820,851
CIT Group, Inc. 3.929% 6/19/24 (f)		2,695,000	2,775,618
Citigroup, Inc.:
2.75% 4/25/22		9,073,000	9,140,137
3.142% 1/24/23(f)		8,277,000	8,306,590
3.352% 4/24/25(f)		9,970,000	10,438,652
4.05% 7/30/22		1,925,000	1,969,042
4.3% 11/20/26		3,067,000	3,382,469
4.4% 6/10/25		18,137,000	19,697,664
4.412% 3/31/31(f)		22,342,000	25,485,376
4.45% 9/29/27		10,486,000	11,661,424
4.6% 3/9/26		4,812,000	5,317,001
5.5% 9/13/25		8,473,000	9,589,008
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	5,805,382
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		5,339,000	5,600,141
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		11,142,000	11,416,020
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	2,290,000	3,067,908
5.375% 1/12/24 (Reg. S)		4,000,000	4,322,034
Development Bank of Mongolia 7.25% 10/23/23 (d)		159,000	167,576
Discover Bank 4.2% 8/8/23		6,479,000	6,837,646
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		1,289,000	1,359,895
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,383,055
4.95% 3/31/30		3,002,000	3,529,789
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		3,181,000	3,405,220
4.198% 6/1/32(d)(f)		2,306,000	2,311,982
5.017% 6/26/24(d)		9,000,000	9,621,336
5.71% 1/15/26(d)		27,549,000	30,536,868
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		356,000	356,512
JPMorgan Chase & Co.:
2.956% 5/13/31(f)		9,435,000	9,745,102
3.25% 9/23/22		6,686,000	6,836,883
3.797% 7/23/24(f)		25,215,000	26,353,724
3.875% 9/10/24		12,990,000	13,860,685
4.125% 12/15/26		11,765,000	13,003,746
4.452% 12/5/29(f)		20,700,000	23,522,238
4.493% 3/24/31(f)		30,800,000	35,548,598
Lloyds Banking Group PLC 1.985% 12/15/31 (f)	GBP	1,600,000	2,089,141
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		325,000	327,905
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	2,650,000	3,458,123
3.073% 5/22/28(f)		9,805,000	10,213,434
3.622% 8/14/30 (Reg. S)(f)	GBP	1,055,000	1,463,304
4.8% 4/5/26		9,111,000	10,154,603
5.125% 5/28/24		25,230,000	27,308,007
6% 12/19/23		41,587,000	45,347,917
6.1% 6/10/23		15,243,000	16,330,707
6.125% 12/15/22		15,445,000	16,249,958
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	19,376,168
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		183,000	183,778
Rabobank Nederland 4.375% 8/4/25		9,413,000	10,233,171
SB Capital SA 5.125% 10/29/22 (d)		345,000	351,469
Societe Generale:
1.038% 6/18/25(d)(f)		36,500,000	36,001,278
1.488% 12/14/26(d)(f)		18,670,000	18,245,871
4.25% 4/14/25(d)		1,800,000	1,917,294
4.75% 11/24/25(d)		400,000	435,402
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		770,000	772,791
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	3,350,000	3,831,673
5.861% 6/19/32(d)(f)		1,500,000	1,635,808
6.572% 1/14/22(d)		10,752,000	10,821,458
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	1,600,000	2,304,261
Wells Fargo & Co.:
2.406% 10/30/25(f)		9,442,000	9,694,516
4.478% 4/4/31(f)		30,867,000	35,669,084
5.013% 4/4/51(f)		34,319,000	47,471,719
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	8,187,428
			886,547,062
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	8,143,573
4.25% 2/15/24		5,321,000	5,679,835
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	27,118,901
4.2% 6/10/24		17,909,000	18,868,351
AssuredPartners, Inc. 5.625% 1/15/29 (d)		1,015,000	974,400
Coinbase Global, Inc. 3.375% 10/1/28 (d)		1,860,000	1,748,400
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	2,000,000	2,634,525
2.593% 9/11/25(d)(f)		21,556,000	22,041,372
3.75% 3/26/25		7,059,000	7,524,091
3.8% 6/9/23		13,301,000	13,855,497
3.869% 1/12/29(d)(f)		6,719,000	7,196,454
4.194% 4/1/31(d)(f)		21,526,000	23,677,046
4.207% 6/12/24(d)(f)		10,289,000	10,746,656
4.282% 1/9/28(d)		3,350,000	3,653,045
6.5% 8/8/23 (Reg. S)		6,575,000	7,124,013
Deutsche Bank AG:
4.1% 1/13/26		3,085,000	3,331,040
4.5% 4/1/25		43,904,000	46,846,148
Deutsche Bank AG New York Branch:
3.3% 11/16/22		17,274,000	17,687,211
3.729% 1/14/32(f)		29,675,000	30,232,820
5% 2/14/22		15,300,000	15,434,497
5.882% 7/8/31(f)		4,150,000	4,859,685
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		18,352,000	18,006,822
3.2% 2/23/23		6,170,000	6,338,428
3.691% 6/5/28(f)		72,922,000	78,579,719
3.75% 5/22/25		7,259,000	7,762,488
3.8% 3/15/30		36,810,000	40,355,929
6.75% 10/1/37		3,974,000	5,612,400
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		680,000	678,980
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,528,976
3.75% 3/24/25		10,682,000	11,437,663
4.875% 2/15/24		3,926,000	4,217,243
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,847,247
3.125% 7/27/26		39,505,000	41,856,970
3.622% 4/1/31(f)		21,065,000	22,998,451
3.737% 4/24/24(f)		45,366,000	47,069,544
4.431% 1/23/30(f)		8,668,000	9,883,303
4.875% 11/1/22		9,523,000	9,882,661
5% 11/24/25		15,462,000	17,285,470
State Street Corp. 2.825% 3/30/23 (f)		1,428,000	1,438,410
UBS Group AG:
1.494% 8/10/27(d)(f)		11,454,000	11,203,173
4.125% 9/24/25(d)		6,852,000	7,461,555
			630,822,992
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		21,930,000	21,890,448
2.45% 10/29/26		8,002,000	8,022,131
2.875% 8/14/24		12,392,000	12,790,743
3% 10/29/28		8,382,000	8,440,698
3.3% 1/30/32		8,966,000	9,034,411
3.5% 5/26/22		547,000	553,348
4.125% 7/3/23		7,415,000	7,732,296
4.45% 4/3/26		6,213,000	6,740,181
4.875% 1/16/24		9,923,000	10,603,004
6.5% 7/15/25		7,728,000	8,840,268
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,502,825
3.05% 6/5/23		20,571,000	21,120,538
5.125% 9/30/24		4,357,000	4,773,921
5.75% 11/20/25		10,400,000	11,777,804
5.8% 5/1/25		11,179,000	12,633,894
8% 11/1/31		5,892,000	8,335,011
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	16,733,100
3.65% 5/11/27		29,451,000	31,847,229
3.8% 1/31/28		13,624,000	14,914,038
Discover Financial Services:
3.85% 11/21/22		12,648,000	13,028,737
3.95% 11/6/24		5,349,000	5,713,978
4.1% 2/9/27		6,829,000	7,439,676
4.5% 1/30/26		9,265,000	10,163,496
5.2% 4/27/22		4,553,000	4,636,895
Ford Motor Credit Co. LLC:
4.063% 11/1/24		42,632,000	44,465,176
5.584% 3/18/24		12,456,000	13,288,061
5.596% 1/7/22		12,239,000	12,283,060
OneMain Finance Corp.:
3.5% 1/15/27		2,320,000	2,238,800
3.875% 9/15/28		2,920,000	2,817,800
6.125% 3/15/24		780,000	819,000
7.125% 3/15/26		460,000	517,225
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,182,979
3.95% 12/1/27		14,204,000	15,334,917
4.25% 8/15/24		11,783,000	12,544,125
4.375% 3/19/24		11,497,000	12,189,295
5.15% 3/19/29		21,450,000	24,934,974
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	16,745,088
			423,629,170
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,200,000	5,204,680
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	5,534,847
4.05% 7/1/30		10,439,000	11,469,195
4.125% 6/15/26		8,538,000	9,306,908
4.125% 5/15/29		10,374,000	11,548,165
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		608,000	533,520
Equitable Holdings, Inc. 3.9% 4/20/23		1,202,000	1,250,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		2,375,000	2,297,813
5.25% 5/15/27		8,219,000	8,362,833
6.25% 5/15/26		4,930,000	5,065,575
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,800,000	3,212,284
M&G PLC:
5.625% 10/20/51 (Reg. S)(f)	GBP	2,650,000	4,083,685
6.5% 10/20/48 (Reg. S)(f)		2,050,000	2,406,188
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		740,000	769,600
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		504,516	30,271
7.125% 12/26/46 pay-in-kind(d)		792,231	46,544
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	13,842,593
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	12,947,032
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	15,228,852
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	344,171
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		2,770,000	2,650,142
			116,134,902
Insurance - 1.3%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	1,000,000	1,120,275
3.375% 4/7/30(d)		15,590,000	16,881,705
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		3,470,000	3,382,452
6.75% 10/15/27(d)		11,008,000	11,122,373
American International Group, Inc.:
2.5% 6/30/25		30,600,000	31,662,215
3.4% 6/30/30		30,600,000	33,016,697
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,000,000	3,935,920
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		2,620,000	2,767,705
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	1,700,000	2,286,171
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		2,769,000	3,108,535
5.75% 8/15/50 (Reg. S)(f)		7,415,000	8,173,332
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	1,200,000	1,383,198
Five Corners Funding Trust II 2.85% 5/15/30 (d)		20,881,000	21,625,675
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	5,329,131
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	8,926,315
Metropolitan Life Global Funding I 3% 1/10/23 (d)		2,866,000	2,940,145
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	15,799,438
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	6,794,772
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		5,500,000	5,406,775
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	2,600,000	3,333,186
6.75% 12/2/44 (Reg. S)(f)		3,395,000	3,757,361
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		4,600,000	5,129,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,373,371
Unum Group:
3.875% 11/5/25		7,835,000	8,358,397
4% 3/15/24		7,259,000	7,684,679
4% 6/15/29		8,872,000	9,823,902
5.75% 8/15/42		9,271,000	11,699,273
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		2,500,000	2,446,875
			240,268,873
TOTAL FINANCIALS			2,297,402,999

HEALTH CARE - 1.7%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22		17,547,000	17,607,997
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		935,000	887,970
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,130,000	2,108,700
			20,604,667
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.:
3.875% 11/1/29(d)		3,095,000	3,091,131
4.625% 7/15/28(d)		3,565,000	3,681,576
Hologic, Inc.:
3.25% 2/15/29(d)		2,520,000	2,472,750
4.625% 2/1/28(d)		252,000	261,450
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29(d)		4,105,000	4,053,688
5.25% 10/1/29(d)		2,160,000	2,157,300
Teleflex, Inc. 4.25% 6/1/28 (d)		680,000	686,800
			16,404,695
Health Care Providers & Services - 1.0%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,805,000	1,772,438
Aetna, Inc. 2.75% 11/15/22		729,000	739,324
AMN Healthcare 4% 4/15/29 (d)		2,270,000	2,287,025
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,404,196
Cano Health, Inc. 6.25% 10/1/28 (d)		1,400,000	1,372,672
Centene Corp.:
2.45% 7/15/28		15,480,000	15,189,750
2.625% 8/1/31		7,320,000	7,082,100
3.375% 2/15/30		7,780,000	7,835,565
4.25% 12/15/27		8,475,000	8,792,813
4.625% 12/15/29		13,170,000	14,091,900
Cigna Corp.:
3.05% 10/15/27		5,900,000	6,264,232
4.375% 10/15/28		11,163,000	12,647,851
4.8% 8/15/38		6,950,000	8,516,894
Community Health Systems, Inc.:
4.75% 2/15/31(d)		2,630,000	2,590,557
5.625% 3/15/27(d)		7,140,000	7,318,500
6% 1/15/29(d)		2,670,000	2,776,800
6.125% 4/1/30(d)		2,120,000	2,029,900
6.875% 4/15/29(d)		2,610,000	2,565,297
8% 3/15/26(d)		3,365,000	3,516,425
CVS Health Corp.:
3% 8/15/26		1,290,000	1,359,991
3.625% 4/1/27		3,769,000	4,074,757
3.7% 3/9/23		445,000	460,209
4.78% 3/25/38		10,528,000	12,827,923
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		6,415,000	6,334,813
HCA Holdings, Inc. 4.75% 5/1/23		216,000	226,879
HealthEquity, Inc. 4.5% 10/1/29 (d)		3,725,000	3,678,438
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		550,000	545,875
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,095,000	1,100,475
Option Care Health, Inc. 4.375% 10/31/29 (d)		2,320,000	2,308,864
Owens & Minor, Inc. 4.5% 3/31/29 (d)		750,000	760,183
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,795,000	2,849,838
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		3,985,000	3,935,188
Sabra Health Care LP 3.2% 12/1/31		19,037,000	18,678,908
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		2,965,000	2,935,350
4.375% 1/15/30(d)(h)		3,880,000	3,867,118
4.625% 7/15/24		449,000	452,911
4.625% 6/15/28(d)		2,985,000	3,045,924
6.125% 10/1/28(d)		5,845,000	5,970,083
6.25% 2/1/27(d)		1,129,000	1,169,926
Toledo Hospital 5.325% 11/15/28		3,971,000	4,431,063
Vizient, Inc. 6.25% 5/15/27 (d)		225,000	234,563
			191,043,518
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		850,000	840,438
4.25% 5/1/28(d)		280,000	283,840
			1,124,278
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc.:
4.875% 6/1/28(d)		1,690,000	1,664,650
5% 1/30/28(d)		1,835,000	1,631,829
5.5% 11/1/25(d)		265,000	267,836
7% 1/15/28(d)		2,960,000	2,856,400
9% 12/15/25(d)		352,000	367,382
Bayer AG:
2.375% 4/2/75 (Reg. S)(f)	EUR	7,460,000	8,516,732
3.75% 7/1/74 (Reg. S)(f)	EUR	2,200,000	2,580,649
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	9,338,763
Catalent Pharma Solutions 3.5% 4/1/30 (d)		2,980,000	2,894,772
Elanco Animal Health, Inc.:
5.272% 8/28/23(f)		5,786,000	6,112,504
5.9% 8/28/28(f)		2,437,000	2,787,611
Jazz Securities DAC 4.375% 1/15/29 (d)		3,880,000	3,953,022
Mylan NV 4.55% 4/15/28		7,694,000	8,653,397
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		3,935,000	3,925,969
5.125% 4/30/31(d)		1,595,000	1,628,894
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		381,000	379,571
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		385,000	384,292
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	4,341,796
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)		795,000	817,562
Viatris, Inc.:
1.125% 6/22/22		6,439,000	6,448,642
1.65% 6/22/25		2,070,000	2,065,868
2.7% 6/22/30		10,521,000	10,505,233
3.85% 6/22/40		4,583,000	4,881,304
Zoetis, Inc. 3.25% 2/1/23		1,775,000	1,813,077
			88,817,755
TOTAL HEALTH CARE			317,994,913

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,528,715
Bombardier, Inc.:
6% 2/15/28(d)		2,490,000	2,471,325
7.125% 6/15/26(d)		3,860,000	3,982,169
7.5% 3/15/25(d)		6,011,000	6,126,471
7.875% 4/15/27(d)		7,675,000	7,897,729
BWX Technologies, Inc. 4.125% 6/30/28 (d)		3,170,000	3,170,000
DAE Funding LLC:
1.55% 8/1/24(d)		375,000	368,438
1.625% 2/15/24(d)		440,000	435,600
Embraer Netherlands Finance BV 5.05% 6/15/25		1,035,000	1,058,934
Moog, Inc. 4.25% 12/15/27 (d)		2,545,000	2,584,893
Rolls-Royce PLC 3.375% 6/18/26	GBP	2,430,000	3,233,394
The Boeing Co.:
5.04% 5/1/27		7,640,000	8,602,198
5.15% 5/1/30		7,640,000	8,862,342
5.705% 5/1/40		7,640,000	9,757,789
5.805% 5/1/50		7,600,000	10,250,956
5.93% 5/1/60		7,640,000	10,560,351
TransDigm, Inc.:
4.625% 1/15/29		4,080,000	3,908,762
5.5% 11/15/27		8,759,000	8,813,744
6.25% 3/15/26(d)		1,500,000	1,556,250
7.5% 3/15/27		959,000	999,758
8% 12/15/25(d)		150,000	158,063
			98,327,881
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		400,000	404,075
5.125% 8/11/61(d)		295,000	305,104
			709,179
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		210,000	204,750
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		550,000	561,688
Azul Investments LLP:
5.875% 10/26/24(d)		1,107,000	1,009,307
7.25% 6/15/26(d)		375,000	334,800
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		380,000	398,361
			2,508,906
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		6,100,000	6,306,912

Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (d)		2,850,000	2,773,406
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(d)		2,840,000	2,698,000
6.625% 7/15/26(d)		435,000	447,050
APX Group, Inc. 6.75% 2/15/27 (d)		2,520,000	2,619,666
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		1,077,000	1,041,998
4.625% 6/1/28(d)		2,938,000	2,842,515
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,519,000	6,421,215
CoreCivic, Inc.:
4.75% 10/15/27		1,373,000	1,240,849
8.25% 4/15/26		5,935,000	6,110,023
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,875,000	3,912,588
Madison IAQ LLC:
4.125% 6/30/28(d)		2,825,000	2,733,188
5.875% 6/30/29(d)		4,650,000	4,473,533
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		1,410,000	1,363,526
5.625% 10/1/28(d)		2,634,000	2,688,735
5.875% 10/1/30(d)		2,619,000	2,724,755
PowerTeam Services LLC 9.033% 12/4/25 (d)		630,000	633,150
Stericycle, Inc. 3.875% 1/15/29 (d)		2,080,000	2,028,000
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		475,000	470,250
			47,222,447
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		750,000	765,803
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		370,000	370,463
Pike Corp. 5.5% 9/1/28 (d)		5,645,000	5,695,921
Railworks Holdings LP 8.25% 11/15/28 (d)		2,020,000	2,055,350
SRS Distribution, Inc.:
4.625% 7/1/28(d)		985,000	987,330
6% 12/1/29(d)		870,000	860,230
			10,735,097
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		1,290,000	1,308,060

Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27(d)		1,145,000	1,138,245
4.75% 6/15/29(d)		2,020,000	2,009,900
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		645,000	680,798
			3,828,943
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,405,000	1,405,000
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,310,000	6,416,828
			7,821,828
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		310,000	325,694
Seaspan Corp. 5.5% 8/1/29 (d)		3,930,000	3,899,346
			4,225,040
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		1,290,000	1,323,153
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		7,030,000	7,065,220
4% 7/1/29(d)		475,000	477,375
Science Applications International Corp. 4.875% 4/1/28 (d)		385,000	393,663
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,346,160
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,865,000	2,830,620
			13,436,191
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	3,268,800
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		175,000	232,881
			3,501,681
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,710,415
3% 9/15/23		1,163,000	1,195,886
3.375% 7/1/25		13,572,000	14,226,937
4.25% 2/1/24		11,266,000	11,925,833
4.25% 9/15/24		4,366,000	4,670,537
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,329,000	1,822,738
			36,552,346
Transportation Infrastructure - 0.3%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	1,015,000	1,186,870
1.75% 7/30/31 (Reg. S)	EUR	750,000	870,021
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		12,030,000	12,287,601
3.95% 7/1/24(d)		4,160,000	4,360,087
4.25% 4/15/26(d)		3,220,000	3,437,606
4.375% 5/1/26(d)		9,092,000	9,742,604
5.25% 5/15/24(d)		7,670,000	8,253,829
5.5% 1/15/26(d)		7,243,000	8,039,286
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		1,115,000	1,173,538
3.875% 7/18/29 (Reg. S)		800,000	849,400
DP World Ltd. 5.625% 9/25/48 (d)		240,000	292,800
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		3,645,000	3,463,515
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,800,000	3,722,147
7.125% 2/14/24	GBP	2,980,000	4,410,781
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	1,119,493
			63,209,578
TOTAL INDUSTRIALS			299,694,089

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	3,500,000	3,852,334
CommScope, Inc.:
4.75% 9/1/29(d)		1,006,000	973,305
6% 3/1/26(d)		3,125,000	3,196,688
7.125% 7/1/28(d)		1,545,000	1,436,850
8.25% 3/1/27(d)		310,000	303,800
HTA Group Ltd. 7% 12/18/25 (d)		660,000	677,036
SSL Robotics LLC 9.75% 12/31/23 (d)		268,000	288,904
			10,728,917
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		5,400,000	5,727,578
5.85% 7/15/25		2,748,000	3,143,788
6.02% 6/15/26		3,119,000	3,630,488
6.1% 7/15/27		5,045,000	6,075,882
6.2% 7/15/30		4,367,000	5,551,330
TTM Technologies, Inc. 4% 3/1/29 (d)		5,530,000	5,365,095
			29,494,161
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		4,475,000	4,441,438
Arches Buyer, Inc.:
4.25% 6/1/28(d)		2,415,000	2,390,850
6.125% 12/1/28(d)		3,175,000	3,205,798
CA Magnum Holdings 5.375% (d)(j)		945,000	965,081
Gartner, Inc.:
3.625% 6/15/29(d)		685,000	680,719
3.75% 10/1/30(d)		1,185,000	1,182,038
4.5% 7/1/28(d)		1,835,000	1,907,116
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		2,245,000	2,103,587
5.375% 12/1/28(d)		15,649,000	15,101,285
Twilio, Inc. 3.875% 3/15/31		940,000	932,950
			32,910,862
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(d)		3,204,000	3,126,060
2.45% 2/15/31(d)		31,257,000	30,082,182
2.6% 2/15/33(d)		27,706,000	26,505,601
3.5% 2/15/41(d)		22,019,000	21,962,164
3.75% 2/15/51(d)		10,333,000	10,748,336
ON Semiconductor Corp. 3.875% 9/1/28 (d)		1,385,000	1,409,085
			93,833,428
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25(d)		1,194,000	1,215,528
6.875% 8/1/25(d)		3,430,000	3,491,843
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,125,000	3,050,000
CDK Global, Inc. 5.25% 5/15/29 (d)		300,000	317,250
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		850,000	835,576
4.875% 7/1/29(d)		805,000	788,296
Elastic NV 4.125% 7/15/29 (d)		2,820,000	2,763,600
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		4,195,000	4,298,617
MicroStrategy, Inc. 6.125% 6/15/28 (d)		1,660,000	1,664,150
Open Text Corp. 3.875% 12/1/29 (d)		3,095,000	3,076,678
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		169,000	168,155
Oracle Corp.:
1.65% 3/25/26		12,241,000	12,180,987
2.3% 3/25/28		19,340,000	19,447,492
2.8% 4/1/27		14,371,000	14,889,357
2.875% 3/25/31		24,420,000	24,992,677
			93,180,206
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		705,000	722,317
5.875% 4/24/25 (Reg. S)		200,000	222,150
			944,467
TOTAL INFORMATION TECHNOLOGY			261,092,041

MATERIALS - 0.7%
Chemicals - 0.4%
Axalta Coating Systems LLC 3.375% 2/15/29 (d)		2,155,000	2,047,584
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		3,600,000	3,720,420
Braskem Idesa SAPI 7.45% 11/15/29 (d)		180,000	183,141
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	13,582,733
Consolidated Energy Finance SA 6.5% 5/15/26 (d)		965,000	991,538
CVR Partners LP 6.125% 6/15/28 (d)		1,275,000	1,323,068
Element Solutions, Inc. 3.875% 9/1/28 (d)		1,770,000	1,752,300
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		890,000	880,210
Equate Petrochemical BV 2.625% 4/28/28 (d)		395,000	392,976
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		4,460,000	4,423,796
7% 12/31/27(d)		330,000	316,800
LSB Industries, Inc. 6.25% 10/15/28 (d)		425,000	438,838
MEGlobal Canada, Inc. 5% 5/18/25 (d)		155,000	168,884
Methanex Corp.:
5.125% 10/15/27		3,719,000	3,886,355
5.65% 12/1/44		2,459,000	2,480,959
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		1,435,000	1,406,300
5.25% 6/1/27(d)		2,650,000	2,782,500
OCP SA:
3.75% 6/23/31(d)		745,000	716,131
4.5% 10/22/25(d)		165,000	173,075
6.875% 4/25/44(d)		150,000	174,591
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		1,410,000	1,360,650
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		395,000	388,285
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,047,000	1,047,327
SABIC Capital II BV 4% 10/10/23 (d)		902,000	949,355
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		915,000	903,563
5.875% 3/27/24		970,000	999,585
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		1,100,000	1,109,647
The Chemours Co. LLC:
4.625% 11/15/29(d)		2,555,000	2,468,769
5.375% 5/15/27		4,936,000	5,159,132
5.75% 11/15/28(d)		7,240,000	7,421,000
Valvoline, Inc. 4.25% 2/15/30 (d)		4,235,000	4,198,579
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		2,205,000	2,217,194
			70,065,285
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		340,000	330,361

Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		445,000	429,425
4% 9/1/29(d)		2,110,000	2,050,946
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		1,490,000	1,506,852
5.25% 8/15/27(d)		254,000	248,920
Flex Acquisition Co., Inc. 6.875% 1/15/25 (d)		2,564,000	2,557,359
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		610,000	606,261
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		2,510,000	2,484,900
OI European Group BV 4.75% 2/15/30 (d)		1,445,000	1,443,526
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		4,023,000	4,153,023
8.5% 8/15/27(d)		3,205,000	3,349,225
			18,830,437
Metals & Mining - 0.2%
Allegheny Technologies, Inc.:
4.875% 10/1/29		2,860,000	2,825,766
5.875% 12/1/27		9,810,000	10,212,897
Alrosa Finance SA 3.1% 6/25/27 (d)		330,000	333,300
Antofagasta PLC 2.375% 10/14/30 (d)		1,005,000	952,426
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		650,000	674,879
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		155,000	156,143
3.15% 1/14/30(d)		405,000	411,657
3.7% 1/30/50(d)		945,000	955,513
Endeavour Mining PLC 5% 10/14/26 (d)		485,000	480,150
First Quantum Minerals Ltd.:
6.875% 10/15/27(d)		2,855,000	3,001,676
7.25% 4/1/23(d)		2,850,000	2,900,018
7.5% 4/1/25(d)		375,000	384,206
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31(d)		2,330,000	2,350,178
4.5% 9/15/27(d)		40,000	41,447
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	507,462
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		225,000	239,316
Gran Colombia Gold Corp. 6.875% 8/9/26 (d)		930,000	910,005
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		640,000	628,800
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		660,000	747,764
JSW Steel Ltd. 3.95% 4/5/27 (d)		645,000	630,488
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		2,220,000	2,156,175
4.625% 3/1/28(d)		3,589,000	3,515,174
Metinvest BV:
7.75% 4/23/23(d)		927,000	947,742
8.5% 4/23/26 (Reg. S)		235,000	235,118
Polyus Finance PLC 3.25% 10/14/28 (d)		350,000	341,250
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,085,000	2,080,309
Stillwater Mining Co. 4% 11/16/26 (d)		580,000	558,395
TMK Capital SA 4.3% 2/12/27 (Reg. S)		600,000	596,738
Usiminas International SARL 5.875% 7/18/26 (d)		825,000	836,241
Vedanta Resources PLC 6.375% 7/30/22 (d)		975,000	957,511
VM Holding SA 6.5% 1/18/28 (d)		765,000	826,104
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		275,000	261,938
			42,656,786
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		980,000	992,250
SPA Holdings 3 OY 4.875% 2/4/28 (d)		3,275,000	3,229,478
			4,221,728
TOTAL MATERIALS			136,104,597

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	10,570,799
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		795,000	784,824
American Homes 4 Rent LP 2.375% 7/15/31		1,451,000	1,435,277
ARGAN SA 1.011% 11/17/26 (Reg. S)	EUR	1,500,000	1,704,603
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	8,904,126
4.5% 12/1/28		7,625,000	8,672,713
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,419,415
2.75% 4/15/31		2,288,000	2,294,171
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		1,700,000	1,666,000
Duke Realty LP 3.75% 12/1/24		1,963,000	2,093,788
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	608,333
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,779,691
3.5% 8/1/26		2,790,000	2,995,699
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,234,936
3.5% 7/15/29		1,322,000	1,440,084
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	17,702,274
iStar Financial, Inc.:
4.25% 8/1/25		560,000	567,000
4.75% 10/1/24		680,000	702,637
Kimco Realty Corp. 3.375% 10/15/22		990,000	1,006,421
Kite Realty Group Trust 4.75% 9/15/30		764,000	846,459
Lexington Corporate Properties Trust:
2.7% 9/15/30		3,649,000	3,670,803
4.4% 6/15/24		1,672,000	1,773,422
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	1,450,000	1,939,431
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		9,885,000	9,617,508
3.375% 2/1/31		6,759,000	6,806,079
3.625% 10/1/29		11,904,000	12,453,716
4.375% 8/1/23		3,145,000	3,294,391
4.5% 1/15/25		3,878,000	4,164,901
4.5% 4/1/27		18,502,000	20,342,533
4.75% 1/15/28		10,700,000	11,861,695
4.95% 4/1/24		9,727,000	10,441,467
5.25% 1/15/26		10,610,000	11,850,947
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		560,000	588,000
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	2,866,931
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,578,359
2.85% 12/15/32		1,925,000	2,008,067
3.25% 1/15/31		2,129,000	2,287,781
3.4% 1/15/28		3,355,000	3,606,686
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,293,215
5% 12/15/23		737,000	783,500
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		675,000	666,563
Senior Housing Properties Trust 9.75% 6/15/25		385,000	415,800
Service Properties Trust 7.5% 9/15/25		285,000	302,498
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,627,892
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,266,188
4.25% 2/1/26		10,537,000	11,274,025
Store Capital Corp.:
2.75% 11/18/30		3,880,000	3,900,750
4.625% 3/15/29		3,549,000	4,010,590
The GEO Group, Inc. 6% 4/15/26		1,220,000	1,049,200
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		6,225,000	6,069,375
6.5% 2/15/29(d)		18,695,000	17,973,840
Uniti Group, Inc.:
6% 1/15/30(d)		5,485,000	5,128,475
7.875% 2/15/25(d)		5,109,000	5,342,073
Ventas Realty LP:
3% 1/15/30		15,631,000	16,159,714
3.5% 2/1/25		2,163,000	2,290,824
3.75% 5/1/24		9,073,000	9,546,559
4% 3/1/28		3,986,000	4,399,350
4.125% 1/15/26		2,017,000	2,207,867
4.75% 11/15/30		21,238,000	24,880,876
VICI Properties, Inc.:
3.5% 2/15/25(d)		90,000	90,982
4.25% 12/1/26(d)		130,000	134,225
4.625% 12/1/29(d)		270,000	286,810
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,564,693
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,846,364
4% 2/1/25		12,346,000	13,224,071
			327,318,286
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,265,000	2,116,639
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	8,100,000	7,486,761
2.25% 4/27/27 (Reg. S)	EUR	900,000	821,655
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,950,000	2,300,463
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,250,000	4,704,368
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	2,858,349
2.625% 10/20/28 (Reg. S)	GBP	950,000	1,281,235
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,856,897
3.95% 11/15/27		8,220,000	8,867,570
4.1% 10/1/24		7,423,000	7,904,267
4.55% 10/1/29		8,895,000	9,892,304
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	10,470,353
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,241,705
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	187,250
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,378,934
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	264,938
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,050,000	2,292,194
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,000,000	2,253,888
Howard Hughes Corp.:
4.125% 2/1/29(d)		990,000	975,734
4.375% 2/1/31(d)		990,000	978,942
Kennedy-Wilson, Inc. 4.75% 2/1/30		4,175,000	4,195,875
Post Apartment Homes LP 3.375% 12/1/22		467,000	476,303
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29(d)		3,520,000	3,559,600
7.625% 6/15/25(d)		80,000	84,400
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,100,000	1,238,877
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	3,287,384
2.7% 7/15/31		8,306,000	8,318,937
Tanger Properties LP:
2.75% 9/1/31		8,621,000	8,268,048
3.125% 9/1/26		4,970,000	5,164,080
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	957,332
			117,685,282
TOTAL REAL ESTATE			445,003,568

UTILITIES - 1.5%
Electric Utilities - 0.8%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		470,000	459,895
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,821,960
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	550,000	622,975
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		1,290,000	1,275,062
4.75% 3/15/28(d)		560,000	588,000
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	7,047,487
Comision Federal de Electricid 3.348% 2/9/31 (d)		175,000	167,650
Duke Energy Corp. 2.45% 6/1/30		6,067,000	6,019,493
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		2,680,000	2,639,205
2.775% 1/7/32(d)		8,750,000	8,745,350
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	1,900,000	2,103,721
Enel SpA 3.375% (Reg. S) (f)(j)	EUR	2,010,000	2,476,151
Entergy Corp. 2.8% 6/15/30		6,226,000	6,366,912
Eskom Holdings SOC Ltd.:
6.75% 8/6/23(d)		2,530,000	2,583,763
7.125% 2/11/25(d)		135,000	138,358
Eversource Energy 2.8% 5/1/23		5,482,000	5,598,927
Exelon Corp. 4.05% 4/15/30		3,689,000	4,134,775
FirstEnergy Corp.:
4.75% 3/15/23		11,339,000	11,656,832
7.375% 11/15/31		21,162,000	28,302,270
InterGen NV 7% 6/30/23 (d)		4,030,000	3,949,400
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,992,276
Lamar Funding Ltd. 3.958% 5/7/25 (d)		360,000	352,868
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,528,988
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	4,100,000	4,637,256
NRG Energy, Inc.:
3.375% 2/15/29(d)		1,830,000	1,766,096
3.625% 2/15/31(d)		1,040,000	988,000
5.25% 6/15/29(d)		1,975,000	2,047,285
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		2,045,100	2,178,032
PG&E Corp.:
5% 7/1/28		3,340,000	3,440,200
5.25% 7/1/30		5,870,000	6,016,750
Southern Co. 1.875% 9/15/81 (f)	EUR	4,300,000	4,720,578
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		9,915,000	10,088,513
Vistra Operations Co. LLC:
5% 7/31/27(d)		1,875,000	1,894,800
5.625% 2/15/27(d)		1,730,000	1,776,528
			142,126,356
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		698,466	853,133
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		485,000	469,965
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		860,000	876,426
			2,199,524
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,828,000	1,837,538
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		345,000	301,875
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	3,141,192
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		880,000	821,524
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		705,000	750,825
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		781,625	771,855
The AES Corp.:
3.3% 7/15/25(d)		18,728,000	19,590,986
3.95% 7/15/30(d)		16,328,000	17,603,054
			44,818,849
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		210,000	237,996
4.875% 4/23/30(d)		135,000	159,494
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	28,469,254
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,787,496
NiSource, Inc.:
2.95% 9/1/29		17,668,000	18,309,101
5.25% 2/15/43		4,623,000	6,067,167
5.8% 2/1/42		2,300,000	3,094,138
5.95% 6/15/41		3,281,000	4,522,506
Puget Energy, Inc. 4.1% 6/15/30		7,332,000	7,962,705
Sempra Energy:
2.875% 10/1/22		2,090,000	2,120,083
6% 10/15/39		5,447,000	7,558,379
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (f)(g)		1,401,000	1,302,930
			81,591,249
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	725,000	962,833
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	2,500,000	3,309,394
			4,272,227
TOTAL UTILITIES			275,008,205

TOTAL NONCONVERTIBLE BONDS			6,203,348,242
TOTAL CORPORATE BONDS (Cost $5,853,839,418)			6,208,272,924

U.S. Government and Government Agency Obligations - 34.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51	11,969,000	15,169,143
U.S. Treasury Obligations - 34.5%
U.S. Treasury Bonds:
1.125% 5/15/40	86,364,000	76,600,819
1.375% 8/15/50 (k)(l)	650,000	586,600
1.75% 8/15/41	111,477,000	109,439,061
1.875% 11/15/51	152,414,000	155,414,651
2% 8/15/51	772,798,000	809,264,321
2.25% 8/15/46	148,800	160,762
2.375% 5/15/51	121,527,000	137,838,202
3% 2/15/47	245,214,000	303,624,740
5% 5/15/37	9,400	13,894
U.S. Treasury Notes:
0.25% 5/15/24	5,587,000	5,524,801
0.25% 7/31/25	95,151,000	92,582,666
0.375% 12/31/25	149,230,000	145,062,052
0.75% 3/31/26 (k)	331,831,000	326,866,496
0.75% 4/30/26	480,000,000	472,462,502
0.75% 8/31/26	112,080,000	110,057,306
0.875% 6/30/26	360,480,000	356,396,439
1.125% 8/31/28	395,338,000	389,377,046
1.125% 2/15/31	136,465,000	133,218,626
1.25% 5/31/28	731,141,000	727,628,094
1.25% 9/30/28	158,340,000	157,177,191
1.375% 11/15/31 (m)	559,891,000	556,479,164
1.625% 9/30/26	455,668,000	466,187,524
2% 4/30/24	9,073,300	9,358,613
2.125% 7/31/24	126,782,000	131,367,943
2.125% 5/31/26	313,445,000	327,390,854
2.25% 12/31/24	138,476,900	144,297,257
2.375% 4/30/26	84,892,000	89,524,583
2.625% 3/31/25	50,000,000	52,787,110
2.75% 2/15/28	54,737,100	59,518,044
2.875% 8/15/28	78,639,600	86,411,404
TOTAL U.S. TREASURY OBLIGATIONS		6,432,618,765
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,411,889,872)		6,447,787,908

U.S. Government Agency - Mortgage Securities - 11.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.2%
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (f)(g)	10,414	10,904
12 month U.S. LIBOR + 1.460% 1.859% 1/1/35 (f)(g)	7,877	8,233
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (f)(g)	2,429	2,537
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (f)(g)	5,697	5,978
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (f)(g)	7,737	8,135
12 month U.S. LIBOR + 1.620% 1.875% 5/1/35 (f)(g)	19,106	19,996
12 month U.S. LIBOR + 1.620% 1.927% 3/1/33 (f)(g)	11,013	11,485
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)	6,861	7,203
12 month U.S. LIBOR + 1.630% 1.947% 11/1/36 (f)(g)	5,381	5,647
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (f)(g)	22,331	23,475
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (f)(g)	16,890	17,909
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (f)(g)	14,594	15,311
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (f)(g)	11,974	12,631
12 month U.S. LIBOR + 1.730% 2.085% 3/1/40 (f)(g)	16,066	16,908
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (f)(g)	20,953	22,109
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (f)(g)	5,497	5,777
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)	15,873	16,762
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (f)(g)	12,304	12,963
12 month U.S. LIBOR + 1.800% 2.074% 12/1/40 (f)(g)	564,080	595,322
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (f)(g)	56,405	59,422
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (f)(g)	12,713	13,452
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)	5,136	5,434
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (f)(g)	11,858	12,495
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (f)(g)	23,079	24,372
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)	9,352	9,886
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)	4,583	4,712
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (f)(g)	10,594	11,248
6 month U.S. LIBOR + 1.500% 1.723% 1/1/35 (f)(g)	24,057	25,043
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (f)(g)	4,467	4,652
6 month U.S. LIBOR + 1.530% 1.737% 3/1/35 (f)(g)	4,460	4,649
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (f)(g)	1,531	1,593
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (f)(g)	2,883	3,011
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (f)(g)	428	448
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (f)(g)	5,218	5,507
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.945% 10/1/33 (f)(g)	37,761	39,724
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (f)(g)	4,439	4,693
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)	17,437	18,347
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (f)(g)	10,211	10,733
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.53% 7/1/34 (f)(g)	26,394	27,748
1.5% 6/1/51	283,967	275,523
2% 7/1/50 to 11/1/51	96,891,720	97,302,095
2.5% 5/1/31 to 12/1/51	150,968,920	155,859,282
3% 1/1/32 to 11/1/51 (k)(l)(n)	145,408,600	152,879,453
3.5% 9/1/37 to 11/1/49	49,628,670	53,190,531
4% 3/1/36 to 11/1/49	49,919,323	54,227,150
4.5% to 4.5% 6/1/33 to 9/1/49	53,127,431	58,088,493
5% 1/1/22 to 2/1/49	24,637,595	27,433,531
5.237% 8/1/41 (f)	409,056	455,559
5.5% 3/1/22 to 12/1/23	1,705	1,732
6% to 6% 1/1/22 to 1/1/42	1,827,130	2,114,008
6.5% 3/1/22 to 4/1/37	779,619	896,317
6.623% 2/1/39 (f)	292,321	321,820
7% to 7% 4/1/23 to 7/1/37	160,260	183,228
7.5% to 7.5% 6/1/25 to 2/1/32	74,276	83,656
8% 8/1/29 to 3/1/37	3,792	4,560
TOTAL FANNIE MAE		604,423,392
Freddie Mac - 2.3%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (f)(g)	8,276	8,613
12 month U.S. LIBOR + 1.370% 1.7% 3/1/36 (f)(g)	31,436	32,807
12 month U.S. LIBOR + 1.500% 1.839% 3/1/36 (f)(g)	23,644	24,788
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (f)(g)	50,823	53,598
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)	93,591	98,696
12 month U.S. LIBOR + 1.750% 2.068% 12/1/40 (f)(g)	255,093	268,628
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (f)(g)	2,418	2,552
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (f)(g)	10,920	11,576
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (f)(g)	2,010	2,129
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)	7,314	7,714
12 month U.S. LIBOR + 1.900% 2.174% 10/1/42 (f)(g)	63,304	66,909
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (f)(g)	14,692	15,571
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	19,445	20,606
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	5,099	5,403
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (f)(g)	14,101	14,952
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (f)(g)	17,153	18,097
12 month U.S. LIBOR + 2.030% 2.296% 3/1/33 (f)(g)	314	328
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (f)(g)	14,322	15,140
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (f)(g)	21,392	22,645
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (f)(g)	10,428	10,725
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (f)(g)	1,017	1,063
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(g)	3,479	3,654
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (f)(g)	5,313	5,592
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (f)(g)	36,142	37,936
6 month U.S. LIBOR + 1.990% 2.152% 10/1/35 (f)(g)	13,307	13,996
6 month U.S. LIBOR + 2.020% 2.245% 6/1/37 (f)(g)	7,941	8,364
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (f)(g)	7,564	7,999
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (f)(g)	24,686	25,942
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (f)(g)	46,405	48,682
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.515% 3/1/35 (f)(g)	89,056	93,878
1.5% 11/1/50 to 6/1/51	398,708	386,705
2% 6/1/50 to 11/1/51	90,684,143	91,102,113
2.5% 2/1/30 to 12/1/51	84,284,655	86,941,410
3% 4/1/32 to 4/1/50	61,417,699	64,589,160
3.5% 1/1/32 to 3/1/48 (o)	83,312,096	89,216,859
3.5% 8/1/47	30,002	32,025
4% 5/1/37 to 5/1/48	71,905,487	77,970,254
4% 4/1/48	22,324	23,963
4.5% 6/1/25 to 12/1/48	16,374,977	17,900,295
5% 8/1/33 to 7/1/41	3,294,583	3,700,640
5.5% 6/1/22	1,338	1,348
6% 12/1/21 to 12/1/37	340,613	391,040
6.5% 12/1/21 to 9/1/39	415,186	486,864
7% 3/1/26 to 9/1/36	163,158	188,991
7.5% 1/1/27 to 11/1/31	3,385	3,894
8% 7/1/24 to 4/1/32	4,494	5,110
8.5% 12/1/22 to 1/1/28	3,324	3,705
TOTAL FREDDIE MAC		433,892,959
Ginnie Mae - 2.5%
3.5% 9/20/40 to 5/20/50 (k)	63,591,536	68,038,409
4% 5/20/33 to 5/20/49	41,032,789	44,280,960
4.5% 6/20/33 to 8/15/41	7,193,499	7,964,152
5% 12/15/32 to 4/20/48	8,389,509	9,297,487
5.5% 7/15/33 to 9/15/39	237,822	270,560
6% to 6% 10/15/30 to 11/15/39	89,757	101,849
7% to 7% 11/15/22 to 3/15/33	173,565	197,306
7.5% to 7.5% 2/15/22 to 9/15/31	44,228	48,639
8% 3/15/22 to 11/15/29	9,747	10,577
8.5% 11/15/27 to 1/15/31	3,403	3,925
9% 1/15/23	16	16
2% 12/1/51 (h)	17,400,000	17,622,370
2% 12/1/51 (h)	18,400,000	18,635,150
2% 12/1/51 (h)	20,750,000	21,015,183
2% 12/1/51 (h)	14,500,000	14,685,309
2% 12/1/51 (h)	10,400,000	10,532,911
2% 12/1/51 (h)	6,950,000	7,038,820
2% 12/1/51 (h)	6,250,000	6,329,874
2.5% 4/20/51 to 7/20/51	17,896,275	18,400,021
2.5% 12/1/51 (h)	28,650,000	29,433,893
2.5% 12/1/51 (h)	11,550,000	11,866,020
2.5% 12/1/51 (h)	10,000,000	10,273,610
2.5% 12/1/51 (h)	7,600,000	7,807,944
2.5% 12/1/51 (h)	6,100,000	6,266,902
2.5% 12/1/51 (h)	6,800,000	6,986,055
3% 5/20/42 to 7/20/51	45,199,561	47,013,632
3% 12/1/51 (h)	12,400,000	12,850,352
3% 12/1/51 (h)	6,950,000	7,202,415
3% 12/1/51 (h)	6,375,000	6,606,532
3.5% 12/1/51 (h)	7,300,000	7,623,626
3.5% 12/1/51 (h)	4,400,000	4,595,062
3.5% 12/1/51 (h)	7,300,000	7,623,626
3.5% 12/1/51 (h)	1,450,000	1,514,282
3.5% 12/1/51 (h)	1,450,000	1,514,282
3.5% 12/1/51 (h)	4,400,000	4,595,062
3.5% 12/1/51 (h)	2,900,000	3,028,564
3.5% 12/1/51 (h)	2,950,000	3,080,780
3.5% 12/1/51 (h)	1,450,000	1,514,282
3.5% 12/1/51 (h)	2,900,000	3,028,564
3.5% 12/1/51 (h)	2,175,000	2,271,423
3.5% 12/1/51 (h)	2,575,000	2,689,156
3.5% 12/1/51 (h)	2,900,000	3,028,564
3.5% 12/1/51 (h)	2,750,000	2,871,914
3.5% 1/1/52 (h)	4,450,000	4,642,411
3.5% 1/1/52 (h)	4,350,000	4,538,087
3.5% 1/1/52 (h)	4,400,000	4,590,249
3.5% 1/1/52 (h)	5,550,000	5,789,974
6.5% 3/20/31 to 6/15/37	70,558	81,427
TOTAL GINNIE MAE		459,402,208
Uniform Mortgage Backed Securities - 3.2%
1.5% 12/1/51 (h)	25,050,000	24,223,187
1.5% 12/1/51 (h)	17,400,000	16,825,687
1.5% 12/1/51 (h)	12,450,000	12,039,069
1.5% 12/1/51 (h)	7,700,000	7,445,850
2% 12/1/36 (h)	6,300,000	6,460,035
2% 12/1/51 (h)	27,050,000	27,074,461
2% 12/1/51 (h)	27,300,000	27,324,687
2% 12/1/51 (h)	27,000,000	27,024,416
2% 12/1/51 (h)	40,600,000	40,636,715
2% 12/1/51 (h)	35,500,000	35,532,103
2% 12/1/51 (h)	22,450,000	22,470,302
2% 12/1/51 (h)	10,050,000	10,059,088
2% 12/1/51 (h)	45,200,000	45,240,874
2% 12/1/51 (h)	26,750,000	26,774,190
2% 12/1/51 (h)	10,600,000	10,609,586
2% 12/1/51 (h)	1,800,000	1,801,628
2% 12/1/51 (h)	4,400,000	4,403,979
2% 12/1/51 (h)	3,000,000	3,002,713
2% 12/1/51 (h)	13,400,000	13,412,118
2% 1/1/52 (h)	26,750,000	26,721,945
2% 1/1/52 (h)	26,850,000	26,821,840
2.5% 12/1/51 (h)	27,900,000	28,597,500
2.5% 12/1/51 (h)	28,350,000	29,058,750
2.5% 12/1/51 (h)	19,050,000	19,526,250
2.5% 12/1/51 (h)	22,150,000	22,703,750
2.5% 12/1/51 (h)	13,600,000	13,940,000
2.5% 12/1/51 (h)	5,450,000	5,586,250
2.5% 12/1/51 (h)	3,650,000	3,741,250
2.5% 12/1/51 (h)	14,950,000	15,323,750
2.5% 12/1/51 (h)	6,800,000	6,970,000
2.5% 1/1/52 (h)	14,950,000	15,286,375
3% 12/1/51 (h)	7,000,000	7,267,422
3% 12/1/51 (h)	7,000,000	7,267,422
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		591,173,192
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,058,185,001)		2,088,891,751

Asset-Backed Securities - 5.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	5,556,081	4,895,193
Series 2019-1 Class A, 3.844% 5/15/39 (d)	6,496,033	6,169,276
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	11,308,027	10,889,140
Class B, 4.458% 10/16/39 (d)	2,087,167	1,738,748
Series 2021-1A Class A, 2.95% 11/16/41 (d)	13,206,876	13,025,783
Series 2021-2A Class A, 2.798% 1/15/47 (d)	23,387,000	23,347,336
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)	4,343,000	4,345,577
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (d)(f)(g)	3,426,000	3,426,223
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.14% 10/17/34 (d)(f)(g)	8,253,000	8,253,000
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (d)(f)(g)	15,580,000	15,568,814
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/34 (d)(f)(g)	19,226,000	19,225,942
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (d)(f)(g)	6,180,000	6,182,515
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (d)(f)(g)	9,447,000	9,450,061
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	261,000	284,210
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	595,000	641,958
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	611,000	672,864
Class XS, 0% 10/17/52 (c)(d)(f)(p)	414,004	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	5,584,529	5,293,441
Class B, 4.335% 1/16/40 (d)	972,650	698,476
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (d)(f)(g)	11,120,000	11,124,648
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (d)(f)(g)	15,987,000	15,992,388
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.1539% 4/25/34 (d)(f)(g)	6,374,000	6,349,129
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (d)(f)(g)	12,053,000	12,060,798
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (d)(f)(g)	13,319,000	13,320,798
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (d)(f)(g)	4,451,000	4,452,353
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 3.7893% 6/26/34 (d)(f)(g)	2,400	10,918
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (d)(f)(g)	8,291,000	8,286,059
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.1439% 4/25/34 (d)(f)(g)	14,004,000	14,007,893
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (d)(f)(g)	15,650,000	15,650,391
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (d)(f)(g)	11,415,000	11,420,708
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (d)(f)(g)	12,522,000	12,521,937
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	11,775,790	11,794,942
Class AA, 2.487% 12/16/41 (d)(f)	1,593,625	1,599,092
Series 2021-1A Class A, 2.443% 7/15/46 (d)	17,221,584	17,098,589
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (d)(f)(g)	13,314,000	13,286,014
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	9,681,926	9,675,617
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	9,791,930	9,761,764
Class B, 5.095% 4/15/39 (d)	4,356,038	4,139,034
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	7,793,364	7,704,268
Series 2021-1A Class A, 3.474% 1/15/46 (d)	3,781,214	3,859,283
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (d)(f)(g)	10,038,000	10,033,814
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.13% 10/25/34 (d)(f)(g)	7,745,000	7,740,415
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1815% 4/20/34 (d)(f)(g)	11,637,000	11,610,747
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (d)(f)(g)	12,599,000	12,568,964
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.442% 10/25/37 (d)(f)(g)	2,251,468	2,267,304
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (d)(f)(g)	15,500,000	15,466,675
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (d)(f)(g)	20,650,000	20,667,119
COMM Mortgage Trust Series 2021-LBA Class G, 1 month U.S. LIBOR + 2.650% 2.74% 3/15/38 (d)(f)(g)	840,000	841,693
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (d)	719,075	722,264
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(g)	203,628	20
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	10,278,538	10,719,600
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	214,000	212,009
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	557,000	553,598
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.15% 10/20/34 (d)(f)(g)	8,358,000	8,358,000
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (d)(f)(g)	11,752,000	11,754,515
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (d)(f)(g)	8,700,000	8,704,324
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (d)(f)(g)	11,160,000	11,153,282
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (d)(f)(g)(h)	6,539,000	6,539,000
Eaton Vance CLO, Ltd.:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4938% 10/15/32 (d)(f)(g)	16,200,000	16,205,443
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (d)(f)(g)	5,728,000	5,731,935
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (d)(f)(g)	3,200,000	3,201,805
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)	6,328,543	6,302,203
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	420,000	429,680
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	265,000	259,468
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (d)(f)(g)	8,589,000	8,599,925
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (d)(f)(g)	12,500,000	12,500,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (d)(f)(g)	15,400,000	15,416,570
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	499,327	493,613
Series 2021-2 Class G, 4.505% 12/17/26 (d)	2,331,000	2,317,582
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	4,805,517	4,754,361
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	5,163,299	5,118,717
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.13% 10/22/34 (d)(f)(g)(h)	8,865,000	8,865,000
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (d)(f)(g)	7,620,000	7,622,362
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0483% 1/22/28 (d)(f)(g)	9,299,839	9,313,714
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (d)(f)(g)	16,420,000	16,451,838
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.120% 1.13% 1/22/35 (d)(f)(g)(h)	14,394,000	14,393,237
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (d)(f)(g)	8,675,000	8,670,090
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3283% 1/22/31 (d)(f)(g)	3,536,000	3,536,421
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (d)(f)(g)	5,990,000	5,994,055
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (d)(f)(g)	2,957,000	2,955,238
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (d)(f)(g)	15,155,000	15,145,952
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (d)(f)(g)	18,686,000	18,689,737
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1515% 4/20/34 (d)(f)(g)	11,245,000	11,257,325
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 0% 1/25/35 (d)(f)(g)	10,754,000	10,754,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (d)(f)(g)	14,050,000	14,062,982
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)	396,607	397,175
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (d)(f)(g)	13,378,000	13,378,348
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (d)	8,099,247	8,081,680
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (f)(g)	294,880	295,153
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (d)(f)(g)	4,882,000	4,879,125
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	20,539,750	21,047,452
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	9,611,798	9,968,587
Progress Residential Trust:
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)	330,000	331,344
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)	116,000	116,874
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)	263,000	265,333
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,082,000	1,089,834
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	378,000	380,779
Class H, 5.268% 4/17/37 (d)	105,000	107,192
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	273,000	271,393
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	401,000	407,634
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	315,000	310,924
Class G, 4.003% 7/17/38 (d)	168,000	167,404
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	203,000	199,058
Class G, 4.005% 10/17/38 (d)	1,347,000	1,341,559
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	9,690,538	9,510,475
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (d)(f)(g)	15,987,000	15,998,063
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	10,451,870	10,253,900
Class B, 4.335% 3/15/40 (d)	1,071,663	937,317
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	12,474,000	12,867,752
1.884% 7/15/50 (d)	4,985,000	5,005,729
2.328% 7/15/52 (d)	3,812,000	3,898,459
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (d)(f)(g)	1,661,000	1,661,204
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 1/15/34 (d)(f)(g)	9,200,000	9,200,000
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1036% 4/19/34 (d)(f)(g)	14,155,000	14,160,860
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (d)(f)(g)	12,250,000	12,227,129
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.6398% 12/5/36 (c)(d)(f)(g)	378,985	28
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (d)(f)(g)	8,903,000	8,934,347
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (f)(g)	9,027	8,455
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	6,075,376	6,110,527
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	11,054,221	11,034,247
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	15,306,477	15,268,238
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6777% 3/25/58 (d)(f)	2,965,766	3,077,423
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (d)(f)(g)	934,000	680,087
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	525,000	530,813
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	151,000	155,493
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	168,000	166,718
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)	1,008,018	1,005,062
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)	403,000	406,956
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (d)(f)(g)	13,214,000	13,217,568
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (d)(f)(g)	8,182,000	8,177,328
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (d)(f)(g)	16,805,000	16,795,001
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (d)(f)(g)	8,180,000	8,179,975
TOTAL ASSET-BACKED SECURITIES (Cost $958,659,213)		959,687,782

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	5,369,232	5,385,341
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	7,295,664	7,296,153
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	8,241,626	8,235,894
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	6,249,432	6,256,151
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	503,217	502,373
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)	1,814	280
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (d)(f)(g)	865,966	851,600
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)	86,634	9
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(f)	24,365,000	24,596,711
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (d)	3,036,699	3,012,977
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	3,399,254	3,397,648
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (f)(g)	2,069	2,025
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.732% 9/25/43 (f)(g)	1,010,003	997,355
TOTAL PRIVATE SPONSOR		60,534,517
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.892% 2/25/32 (f)(g)	3,441	3,502
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0889% 3/18/32 (f)(g)	6,311	6,445
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.092% 4/25/32 (f)(g)	7,246	7,424
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.092% 10/25/32 (f)(g)	9,425	9,633
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.842% 1/25/32 (f)(g)	3,336	3,389
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.008% 12/25/33 (f)(p)(q)	121,267	29,477
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.588% 11/25/36 (f)(p)(q)	87,145	16,531
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	532	545
Series 1993-207 Class H, 6.5% 11/25/23	16,940	17,484
Series 1996-28 Class PK, 6.5% 7/25/25	6,807	7,047
Series 1999-17 Class PG, 6% 4/25/29	41,172	45,203
Series 1999-32 Class PL, 6% 7/25/29	46,941	51,710
Series 1999-33 Class PK, 6% 7/25/29	32,964	36,344
Series 2001-52 Class YZ, 6.5% 10/25/31	5,024	5,564
Series 2003-28 Class KG, 5.5% 4/25/23	7,421	7,606
Series 2005-102 Class CO 11/25/35 (r)	22,986	21,170
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3108% 8/25/35 (f)(q)	5,759	7,496
Series 2005-81 Class PC, 5.5% 9/25/35	63,905	71,355
Series 2006-12 Class BO 10/25/35 (r)	105,060	96,943
Series 2006-15 Class OP 3/25/36 (r)	120,248	109,732
Series 2006-37 Class OW 5/25/36 (r)	11,897	10,650
Series 2006-45 Class OP 6/25/36 (r)	37,548	33,605
Series 2006-62 Class KP 4/25/36 (r)	61,444	56,275
Series 2012-149:
Class DA, 1.75% 1/25/43	1,173,146	1,184,150
Class GA, 1.75% 6/25/42	1,272,566	1,286,732
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	8,824	9,670
Series 1999-25 Class Z, 6% 6/25/29	37,724	40,816
Series 2001-20 Class Z, 6% 5/25/31	45,319	50,237
Series 2001-31 Class ZC, 6.5% 7/25/31	23,589	25,799
Series 2002-16 Class ZD, 6.5% 4/25/32	15,242	16,921
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.458% 11/25/32 (f)(p)(q)	51,879	5,974
Series 2012-67 Class AI, 4.5% 7/25/27 (p)	156,835	8,198
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.548% 12/25/36 (f)(p)(q)	58,642	13,774
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.348% 5/25/37 (f)(p)(q)	31,916	6,894
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5396% 9/25/23 (f)(q)	874	968
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.008% 3/25/33 (f)(p)(q)	7,556	1,668
Series 2005-72 Class ZC, 5.5% 8/25/35	498,957	554,772
Series 2005-79 Class ZC, 5.9% 9/25/35	357,339	404,419
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.068% 6/25/37 (f)(q)	27,547	54,920
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (f)(q)	41,759	83,331
Class SB, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (f)(q)	13,536	23,535
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.453% 8/25/37 (f)(p)(q)	1,221,597	251,198
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.258% 3/25/38 (f)(p)(q)	206,815	40,360
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.958% 12/25/40 (f)(p)(q)	208,192	36,482
Class ZA, 4.5% 12/25/40	599,809	672,026
Series 2010-139 Class NI, 4.5% 2/25/40 (p)	90,710	3,935
Series 2010-150 Class ZC, 4.75% 1/25/41	1,113,876	1,254,802
Series 2010-95 Class ZC, 5% 9/25/40	2,421,002	2,717,344
Series 2011-39 Class ZA, 6% 11/25/32	145,574	164,275
Series 2011-4 Class PZ, 5% 2/25/41	394,574	428,868
Series 2011-67 Class AI, 4% 7/25/26 (p)	27,658	1,172
Series 2011-83 Class DI, 6% 9/25/26 (p)	5,338	90
Series 2012-100 Class WI, 3% 9/25/27 (p)	683,549	46,578
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.558% 12/25/30 (f)(p)(q)	120,713	5,870
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.458% 6/25/41 (f)(p)(q)	97,699	3,660
Series 2013-133 Class IB, 3% 4/25/32 (p)	269,142	9,302
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.958% 1/25/44 (f)(p)(q)	202,902	38,103
Series 2013-51 Class GI, 3% 10/25/32 (p)	793,125	55,797
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.628% 6/25/35 (f)(p)(q)	168,502	29,238
Series 2015-42 Class IL, 6% 6/25/45 (p)	1,196,429	226,718
Series 2015-70 Class JC, 3% 10/25/45	1,062,358	1,113,814
Series 2017-30 Class AI, 5.5% 5/25/47 (p)	686,706	132,278
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)	31,992	5,687
Series 343 Class 16, 5.5% 5/25/34 (p)	27,670	4,472
Series 348 Class 14, 6.5% 8/25/34 (f)(p)	20,315	4,395
Series 351:
Class 12, 5.5% 4/25/34 (f)(p)	12,315	2,215
Class 13, 6% 3/25/34 (p)	17,920	3,230
Series 359 Class 19, 6% 7/25/35 (f)(p)	10,576	2,098
Series 384 Class 6, 5% 7/25/37 (p)	125,619	21,809
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.8893% 1/15/32 (f)(g)	2,863	2,915
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (f)(g)	3,880	3,963
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.0893% 3/15/32 (f)(g)	3,862	3,946
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 0.9893% 6/15/31 (f)(g)	6,860	6,985
Class FG, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (f)(g)	2,121	2,161
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3393% 5/15/37 (f)(g)	160,643	161,144
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	48,890	53,996
Series 2101 Class PD, 6% 11/15/28	3,987	4,403
Series 2121 Class MG, 6% 2/15/29	19,337	21,326
Series 2131 Class BG, 6% 3/15/29	145,472	160,807
Series 2137 Class PG, 6% 3/15/29	23,430	25,930
Series 2154 Class PT, 6% 5/15/29	38,389	42,477
Series 2162 Class PH, 6% 6/15/29	7,897	8,684
Series 2520 Class BE, 6% 11/15/32	57,891	65,700
Series 2693 Class MD, 5.5% 10/15/33	595,205	646,875
Series 2802 Class OB, 6% 5/15/34	57,456	63,665
Series 3002 Class NE, 5% 7/15/35	150,774	166,490
Series 3110 Class OP 9/15/35 (r)	55,742	53,570
Series 3119 Class PO 2/15/36 (r)	144,191	131,094
Series 3121 Class KO 3/15/36 (r)	22,933	21,042
Series 3123 Class LO 3/15/36 (r)	81,993	74,711
Series 3145 Class GO 4/15/36 (r)	84,593	77,403
Series 3189 Class PD, 6% 7/15/36	129,845	149,128
Series 3225 Class EO 10/15/36 (r)	43,550	39,270
Series 3258 Class PM, 5.5% 12/15/36	55,873	63,186
Series 3415 Class PC, 5% 12/15/37	56,685	62,342
Series 3786 Class HI, 4% 3/15/38 (p)	7,941	9
Series 3806 Class UP, 4.5% 2/15/41	259,961	272,873
Series 3832 Class PE, 5% 3/15/41	611,794	676,397
Series 4135 Class AB, 1.75% 6/15/42	956,586	968,102
sequential payer:
Series 2135 Class JE, 6% 3/15/29	9,589	10,518
Series 2274 Class ZM, 6.5% 1/15/31	14,225	15,510
Series 2281 Class ZB, 6% 3/15/30	27,930	30,701
Series 2303 Class ZV, 6% 4/15/31	14,202	15,782
Series 2357 Class ZB, 6.5% 9/15/31	106,054	120,504
Series 2502 Class ZC, 6% 9/15/32	26,593	30,135
Series 2519 Class ZD, 5.5% 11/15/32	37,950	42,484
Series 2546 Class MJ, 5.5% 3/15/23	4,976	5,106
Series 2601 Class TB, 5.5% 4/15/23	2,276	2,339
Series 2998 Class LY, 5.5% 7/15/25	18,162	19,449
Series 3871 Class KB, 5.5% 6/15/41	896,717	1,026,851
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5108% 2/15/36 (f)(p)(q)	40,145	7,077
Series 2013-4281 Class AI, 4% 12/15/28 (p)	235,195	8,744
Series 2017-4683 Class LM, 3% 5/15/47	1,614,663	1,687,113
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.2199% 8/15/24 (f)(q)	12	13
Class SD, 86.400% - 1 month U.S. LIBOR 85.2897% 8/15/24 (f)(q)	18	20
Series 2933 Class ZM, 5.75% 2/15/35	735,988	829,533
Series 2935 Class ZK, 5.5% 2/15/35	614,600	695,084
Series 2947 Class XZ, 6% 3/15/35	240,514	275,329
Series 2996 Class ZD, 5.5% 6/15/35	498,207	565,274
Series 3237 Class C, 5.5% 11/15/36	684,663	765,513
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5708% 11/15/36 (f)(p)(q)	179,809	38,767
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6608% 3/15/37 (f)(p)(q)	272,171	63,941
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6708% 4/15/37 (f)(p)(q)	381,192	83,233
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4908% 6/15/37 (f)(p)(q)	140,200	25,801
Series 3949 Class MK, 4.5% 10/15/34	109,011	118,599
Series 4055 Class BI, 3.5% 5/15/31 (p)	294,860	12,406
Series 4149 Class IO, 3% 1/15/33 (p)	406,387	36,438
Series 4314 Class AI, 5% 3/15/34 (p)	93,986	5,021
Series 4427 Class LI, 3.5% 2/15/34 (p)	703,466	53,684
Series 4471 Class PA 4% 12/15/40	590,793	626,253
target amortization class Series 2156 Class TC, 6.25% 5/15/29	22,840	24,350
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 0.9903% 2/15/24 (f)(g)	5,004	5,025
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	15,880	17,450
Series 2056 Class Z, 6% 5/15/28	42,476	46,825
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,300,655	1,431,599
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	3,257,852	3,485,764
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.6009% 6/16/37 (f)(p)(q)	76,126	15,657
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6378% 3/20/60 (f)(g)(s)	997,563	1,000,967
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 7/20/60 (f)(g)(s)	148,676	148,558
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3753% 9/20/60 (f)(g)(s)	168,367	168,115
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3753% 8/20/60 (f)(g)(s)	159,523	159,297
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4553% 12/20/60 (f)(g)(s)	358,822	358,948
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 12/20/60 (f)(g)(s)	385,942	386,980
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 2/20/61 (f)(g)(s)	439,529	440,562
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5653% 2/20/61 (f)(g)(s)	684,691	686,136
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 4/20/61 (f)(g)(s)	343,829	344,813
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (f)(g)(s)	548,492	549,963
Class FC, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (f)(g)(s)	411,657	412,826
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6053% 6/20/61 (f)(g)(s)	492,348	493,916
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 10/20/61 (f)(g)(s)	974,223	978,738
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 11/20/61 (f)(g)(s)	541,020	544,613
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 1/20/62 (f)(g)(s)	341,301	343,412
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 1/20/62 (f)(g)(s)	481,097	483,613
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 3/20/62 (f)(g)(s)	305,788	307,305
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7253% 5/20/61 (f)(g)(s)	10,019	10,087
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.5953% 10/20/62 (f)(g)(s)	249,565	250,299
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4353% 3/20/63 (f)(g)(s)	412,032	411,987
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 1/20/64 (f)(g)(s)	408,967	410,577
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.6753% 12/20/63 (f)(g)(s)	1,711,263	1,717,711
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.5753% 6/20/64 (f)(g)(s)	2,018,758	2,024,038
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.5753% 9/20/64 (f)(g)(s)	6,719,423	6,737,226
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.4753% 12/20/62 (f)(g)(s)	26,383	26,410
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.4911% 1/20/49 (f)(g)	2,875,159	2,901,674
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5911% 10/20/49 (f)(g)	943,297	949,492
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5411% 12/20/49 (f)(g)	3,191,403	3,223,509
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5411% 2/20/49 (f)(g)	1,986,179	2,002,027
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.4911% 5/20/49 (f)(g)	2,325,266	2,350,336
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5911% 8/20/49 (f)(g)	1,428,120	1,445,094
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4911% 3/20/50 (f)(g)	2,952,654	2,970,849
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8177% 12/20/40 (f)(q)	1,068,261	1,217,867
Series 2011-136 Class WI, 4.5% 5/20/40 (p)	36,606	2,329
Series 2016-69 Class WA, 3% 2/20/46	953,841	996,742
Series 2017-134 Class BA, 2.5% 11/20/46	1,363,951	1,411,063
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	217,388	231,575
Series 2010-160 Class DY, 4% 12/20/40	2,089,246	2,229,767
Series 2010-170 Class B, 4% 12/20/40	470,286	502,021
Series 2017-139 Class BA, 3% 9/20/47	4,549,639	4,778,395
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4109% 5/16/34 (f)(p)(q)	44,361	7,803
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1109% 8/17/34 (f)(p)(q)	43,617	9,287
Series 2010-116 Class QB, 4% 9/16/40	4,930,305	5,275,760
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 5/20/60 (f)(g)(s)	427,840	427,496
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0089% 7/20/41 (f)(p)(q)	181,510	33,235
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6109% 6/16/42 (f)(p)(q)	163,971	31,987
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5452% 4/20/39 (f)(q)	22,031	22,389
Series 2013-149 Class MA, 2.5% 5/20/40	2,052,177	2,092,490
Series 2014-2 Class BA, 3% 1/20/44	2,589,619	2,711,336
Series 2014-21 Class HA, 3% 2/20/44	961,686	1,006,532
Series 2014-25 Class HC, 3% 2/20/44	1,651,240	1,715,631
Series 2014-5 Class A, 3% 1/20/44	1,457,248	1,511,781
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)	16,388	16,812
Series 2017-186 Class HK, 3% 11/16/45	2,321,664	2,423,241
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (f)(g)(s)	4,303,472	4,265,089
TOTAL U.S. GOVERNMENT AGENCY		96,138,916
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $154,581,104)		156,673,433

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.09% 4/15/34 (d)(f)(g)	578,000	577,295
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.19% 4/15/35 (d)(f)(g)	397,000	382,961
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.39% 6/15/35 (d)(f)(g)	172,000	167,689
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.29% 3/15/34 (d)(f)(g)	567,000	553,115
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.04% 4/15/36 (d)(f)(g)	1,045,000	1,017,329
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.84% 9/15/38 (d)(f)(g)	627,000	626,998
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (d)(f)(g)	11,782,000	11,937,627
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	6,400,000	6,573,572
Class ANM, 3.112% 11/5/32 (d)	7,809,000	8,002,221
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(f)	455,000	455,868
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	1,753,000	1,773,780
Class CNM, 3.8425% 11/5/32 (d)(f)	725,000	726,823
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	1,355,000	1,425,848
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	782,000	736,358
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)	455,000	411,415
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	960,000	874,154
Class E, 2.8% 11/15/50 (d)	609,000	435,775
Series 2018-BN12 Class D, 3% 5/15/61 (d)	487,000	418,490
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	430,000	378,582
Class E, 3% 11/15/61 (d)	430,000	352,063
Series 2019-BN18 Class D, 3% 5/15/62 (d)	648,000	598,089
Series 2019-BN19 Class D, 3% 8/15/61 (d)	946,000	880,146
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	243,000	216,335
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	252,000	214,084
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)	294,000	247,046
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	189,000	162,590
Class MCDG, 3.0155% 12/15/53 (f)	819,000	716,768
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	347,000	351,482
Class D, 3.25% 2/15/50 (d)	675,000	632,445
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9653% 7/15/49 (f)(p)	10,593,066	657,057
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	188,000	166,056
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)	830,000	666,386
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(f)	483,000	452,353
Class E, 3.7292% 8/14/36 (d)(f)	363,000	319,147
Series 2020-C6 Class E, 2.4% 2/15/53 (d)	348,000	288,553
Series 2020-C7 Class D, 3.7178% 4/15/53 (d)(f)	210,000	203,780
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.724% 6/15/38 (d)(f)(g)	597,000	591,068
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,536,000	1,728,215
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)	399,000	373,389
Class 225E, 3.4041% 12/15/62 (d)(f)	269,000	237,978
Series 2020-B20 Class E, 2% 10/15/53 (d)	588,000	452,693
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)	351,000	324,507
Class E, 3% 5/15/53 (d)(f)	351,000	301,976
Series 2019-B14 Class XA, 0.9093% 12/15/62 (f)(p)	16,871,567	752,035
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (d)(f)	1,113,000	1,084,134
Class D, 2.25% 7/15/53 (d)	777,000	660,825
Series 2020-B21:
Class D, 2% 12/17/53 (d)	446,000	379,102
Class E, 2% 12/17/53 (d)	420,000	320,517
Series 2020-B22 Class E, 2% 1/15/54 (d)	502,000	382,163
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(f)	315,000	306,959
Class D, 3.4028% 9/15/48 (d)(f)	379,000	334,843
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	789,000	646,175
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (d)(f)	850,000	781,799
Class 300E, 3.094% 4/15/54 (d)(f)	282,000	245,755
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.939% 10/15/35 (d)(f)(g)	558,000	558,000
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (d)(f)(g)	6,971,000	6,979,393
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.028% 8/15/36 (d)(f)(g)	319,900	319,609
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.49% 6/15/35 (d)(f)(g)	168,000	163,613
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.09% 12/15/36 (d)(f)(g)	6,059,058	6,043,870
Class C, 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (d)(f)(g)	4,834,052	4,819,022
Class D, 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (d)(f)(g)	8,194,257	8,158,323
Class G, 1 month U.S. LIBOR + 2.500% 2.59% 12/15/36 (d)(f)(g)	1,527,290	1,510,139
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.84% 11/15/32 (d)(f)(g)	450,900	453,335
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.34% 11/15/32 (d)(f)(g)	283,182	282,827
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.1768% 4/15/34 (d)(f)(g)	397,500	384,948
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (d)(f)(g)	17,147,000	17,098,774
Class B, 1 month U.S. LIBOR + 0.890% 0.9888% 10/15/36 (d)(f)(g)	2,565,000	2,558,802
Class C, 1 month U.S. LIBOR + 1.090% 1.1886% 10/15/36 (d)(f)(g)	3,433,000	3,424,713
Class D, 1 month U.S. LIBOR + 1.290% 1.3883% 10/15/36 (d)(f)(g)	3,333,000	3,324,947
Class E, 1 month U.S. LIBOR + 1.940% 2.0375% 10/15/36 (d)(f)(g)	11,589,000	11,561,009
Class G, 1 month U.S. LIBOR + 2.940% 3.0361% 10/15/36 (d)(f)(g)	798,000	796,068
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0423% 5/15/38 (d)(f)(g)	1,980,000	1,981,788
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.966% 11/15/32 (d)(f)(g)	3,068,000	3,067,999
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (d)(f)(g)	16,310,021	16,294,683
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (d)(f)(g)	8,604,183	8,593,829
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (d)(f)	2,936,000	2,982,314
Class E, 3.667% 3/11/44 (d)(f)	1,518,000	1,469,890
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.34% 7/15/34 (d)(f)(g)	646,000	645,993
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.715% 9/15/37 (d)(f)(g)	3,274,122	2,786,871
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (d)(f)(g)	3,875,200	3,860,633
Class H, 1 month U.S. LIBOR + 3.000% 3.09% 11/15/35 (d)(f)(g)	550,900	548,138
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3266% 10/15/36 (d)(f)(g)	546,000	532,316
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.389% 4/15/34 (d)(f)(g)	6,526,000	6,481,020
Class C, 1 month U.S. LIBOR + 1.600% 1.689% 4/15/34 (d)(f)(g)	4,315,000	4,266,562
Class D, 1 month U.S. LIBOR + 1.900% 1.989% 4/15/34 (d)(f)(g)	4,529,000	4,466,584
Class G, 1 month U.S. LIBOR + 3.600% 3.689% 4/15/34 (d)(f)(g)	861,000	848,365
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (d)(f)(g)	5,334,600	5,322,905
Class C, 1 month U.S. LIBOR + 1.250% 1.34% 10/15/36 (d)(f)(g)	6,706,500	6,687,662
Class D, 1 month U.S. LIBOR + 1.450% 1.54% 10/15/36 (d)(f)(g)	9,499,600	9,467,213
Class E, 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (d)(f)(g)	13,346,700	13,292,343
Class J, 1 month U.S. LIBOR + 2.650% 2.74% 10/15/36 (d)(f)(g)	4,038,350	3,997,858
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.69% 12/15/36 (d)(f)(g)	6,131,706	6,100,965
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.1% 10/15/36 (d)(f)(g)	567,000	561,494
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.395% 11/15/26 (d)(f)(g)	672,000	670,538
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 2.6835% 10/15/36 (d)(f)(g)	1,385,000	1,377,230
Class G, 1 month U.S. LIBOR + 3.140% 3.2321% 10/15/36 (d)(f)(g)	1,439,000	1,430,931
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.4395% 10/15/26 (d)(f)(g)	1,869,000	1,831,925
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.49% 2/15/36 (d)(f)(g)	331,000	326,657
Class FV, 1 month U.S. LIBOR + 2.400% 2.49% 2/15/36 (d)(f)(g)	1,094,000	1,079,645
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.0895% 1/15/34 (d)(f)(g)	229,000	228,558
Class G, 1 month U.S. LIBOR + 3.900% 3.9895% 1/15/34 (d)(f)(g)	114,000	113,784
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.027% 9/15/34 (d)(f)(g)	441,000	436,762
Series 2021-SOAR:
Class G, 2.89% 6/15/38 (d)(f)	315,000	311,845
Class J, 3.84% 6/15/38 (d)(f)	630,000	624,091
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.4895% 9/15/36 (d)(f)(g)	230,000	228,709
Class G, 1 month U.S. LIBOR + 2.850% 2.9395% 9/15/36 (d)(f)(g)	1,440,000	1,433,681
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 3.98% 10/15/38 (d)(f)(g)	3,577,000	3,559,483
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.283% 10/15/23 (d)(f)(g)	345,000	341,825
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (d)(f)(g)	8,333,000	8,314,730
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)	84,000	86,876
Class E, 4.0755% 12/9/41 (d)(f)	2,479,000	2,475,223
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)	976,000	919,654
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 2.639% 12/15/37 (d)(f)(g)	100,000	99,658
Class G, 1 month U.S. LIBOR + 3.250% 3.339% 12/15/37 (d)(f)(g)	2,992,000	2,985,474
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7066% 2/10/50 (f)	813,000	834,636
Class D, 3.25% 2/10/50 (d)	735,000	593,776
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	18,496,117	18,190,156
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (d)(f)(g)	5,780,000	5,765,518
Class B, 1 month U.S. LIBOR + 1.250% 1.3395% 11/15/36 (d)(f)(g)	1,600,000	1,590,054
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (d)(f)(g)	15,928,734	15,898,769
Class B, 1 month U.S. LIBOR + 1.500% 1.59% 6/15/34 (d)(f)(g)	3,136,109	3,112,512
Class C, 1 month U.S. LIBOR + 1.750% 1.84% 6/15/34 (d)(f)(g)	3,542,146	3,497,734
Class E, 1 month U.S. LIBOR + 2.350% 2.44% 6/15/34 (d)(f)(g)	1,646,979	1,587,178
Class F, 1 month U.S. LIBOR + 2.600% 2.6982% 6/15/34 (d)(f)(g)	2,126,479	2,003,625
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (d)(f)(g)	10,585,000	10,565,047
Class B, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (d)(f)(g)	3,259,000	3,246,735
Class C, 1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (d)(f)(g)	2,424,000	2,413,354
Class D, 1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (d)(f)(g)	2,994,000	2,978,985
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(f)	715,000	709,608
Series 2013-GC15 Class D, 5.3512% 9/10/46 (d)(f)	1,200,000	1,187,975
Series 2015-GC29 Class XA, 1.1711% 4/10/48 (f)(p)	18,782,903	556,721
Series 2015-GC33 Class XA, 1.0347% 9/10/58 (f)(p)	30,752,785	893,977
Series 2016-C3 Class D, 3% 11/15/49 (d)	829,000	664,860
Series 2016-P6 Class XA, 0.7802% 12/10/49 (f)(p)	23,684,677	549,766
Series 2019-GC41:
Class D, 3% 8/10/56 (d)	546,000	510,573
Class E, 3% 8/10/56 (d)	462,000	402,757
Series 2019-GC43 Class E, 3% 11/10/52 (d)	651,000	579,441
Series 2020-420K Class E, 3.4222% 11/10/42 (d)(f)	567,000	522,761
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)	673,000	577,282
Class E, 2.6% 2/15/53 (d)	76,000	61,447
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.139% 9/15/33 (d)(f)(g)	267,000	243,367
Class G, 1 month U.S. LIBOR + 5.050% 5.1453% 9/15/33 (d)(f)(g)	300,000	259,643
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	3,375,249	3,461,917
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	527,000	419,162
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,605,000	2,754,292
Series 2012-CR1:
Class C, 5.5629% 5/15/45 (f)	426,000	415,525
Class D, 5.5629% 5/15/45 (d)(f)	1,160,000	1,040,629
Class G, 2.462% 5/15/45 (d)	425,000	164,394
Series 2012-LC4 Class C, 5.7375% 12/10/44 (f)	94,000	89,694
Series 2013-CR10 Class D, 5.0634% 8/10/46 (d)(f)	825,000	841,177
Series 2013-CR9 Class C, 4.4214% 7/10/45 (d)(f)	190,538	180,358
Series 2013-LC6 Class D, 4.4359% 1/10/46 (d)(f)	909,000	902,470
Series 2014-CR15 Class D, 4.8616% 2/10/47 (d)(f)	173,000	177,664
Series 2014-CR20 Class XA, 1.1497% 11/10/47 (f)(p)	35,916,711	874,827
Series 2014-LC17:
Class C, 4.7101% 10/10/47 (f)	189,000	198,790
Class XA, 0.8567% 10/10/47 (f)(p)	23,877,095	399,860
Series 2014-UBS2 Class D, 5.1708% 3/10/47 (d)(f)	542,000	538,309
Series 2014-UBS6 Class XA, 1.0107% 12/10/47 (f)(p)	45,483,886	979,250
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(f)	845,000	841,001
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	593,000	548,712
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	202,000	187,895
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1257% 11/10/49 (f)	352,000	357,481
Class D, 2.8757% 11/10/49 (f)	299,000	243,237
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9915% 8/15/45 (d)(f)	210,000	206,499
Class E, 4.9915% 8/15/45 (d)(f)	1,009,000	894,606
Class F, 4.25% 8/15/45 (d)	1,110,000	865,539
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	286,000	153,360
Core Industrial Trust floater Series 2019-CORE:
Class A, 1 month U.S. LIBOR + 0.880% 0.97% 12/15/31 (d)(f)(g)	999,170	995,409
Class E, 1 month U.S. LIBOR + 1.900% 1.99% 12/15/31 (d)(f)(g)	655,200	642,045
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (d)(f)	651,000	610,890
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.3064% 6/15/34 (d)(g)	795,000	792,046
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (c)(d)	33,424	18,049
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.32% 5/15/36 (d)(f)(g)	7,203,000	7,184,958
Class C, 1 month U.S. LIBOR + 1.430% 1.52% 5/15/36 (d)(f)(g)	1,734,000	1,727,480
Class F, 1 month U.S. LIBOR + 2.650% 2.74% 5/15/36 (d)(f)(g)	378,000	375,159
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.69% 1/15/34 (d)(f)(g)	290,400	287,228
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.247% 10/15/37 (d)(f)(g)	588,000	600,935
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	4,092,000	4,138,165
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	7,384,000	7,612,642
Class B, 4.5349% 4/15/36 (d)	2,263,000	2,311,653
Class C, 4.9414% 4/15/36 (d)(f)	1,523,000	1,542,076
Class D, 4.9414% 4/15/36 (d)(f)	3,047,000	3,004,806
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(f)	525,000	464,415
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 3.7092% 5/15/23 (d)(f)(g)	929,160	928,652
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.59% 4/15/36 (d)(f)(g)	231,000	231,093
Class G, 1 month U.S. LIBOR + 4.500% 4.59% 4/15/36 (d)(f)(g)	126,000	126,049
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.6312% 6/15/50 (d)(f)	701,000	627,016
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(f)	588,000	576,510
Series 2017-CX9 Class D, 4.2817% 9/15/50 (d)(f)	284,000	256,484
Series 2018-CX11 Class C, 4.9407% 4/15/51 (f)	282,000	297,652
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.600% 4.69% 7/15/32 (d)(f)(g)	732,000	688,863
Series 2017-MOON Class E, 3.303% 7/10/34 (d)(f)	789,000	786,650
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(f)	255,000	261,183
Class E, 5.099% 1/10/34 (d)(f)	818,000	829,614
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.5895% 5/15/35 (d)(f)(g)	662,691	659,213
Series 2018-C1:
Class C, 4.7827% 10/15/51 (f)	189,000	200,176
Class D, 3.0327% 10/15/51 (d)(f)	840,000	772,349
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(f)	665,000	610,686
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	212,000	185,933
DBUBS Mortgage Trust:
Series 2011-LC1A Class XB, 1.388% 11/10/46 (d)(f)(p)	642,918	13
Series 2011-LC3A Class D, 5.5442% 8/10/44 (d)(f)	529,000	517,098
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(f)	250,000	237,948
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6249% 8/10/49 (f)	218,000	214,479
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (d)(f)(g)	23,453,000	23,342,900
Class J, 1 month U.S. LIBOR + 3.610% 3.7149% 11/15/38 (d)(f)(g)	1,176,000	1,172,381
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (d)(f)(g)	7,528,832	7,524,317
Class B, 1 month U.S. LIBOR + 1.380% 1.47% 7/15/38 (d)(f)(g)	4,287,694	4,285,007
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (d)(f)(g)	3,160,557	3,159,608
Class D, 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (d)(f)(g)	6,420,597	6,420,591
Class E, 1 month U.S. LIBOR + 2.850% 2.94% 7/15/38 (d)(f)(g)	315,359	315,960
Class F, 1 month U.S. LIBOR + 3.700% 3.79% 7/15/38 (d)(f)(g)	697,372	699,117
Freddie Mac floater:
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	8,200,000	8,192,631
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	8,699,245	8,691,332
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (f)(g)	8,300,000	8,300,000
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0388% 11/21/35 (d)(f)(g)	234,000	233,760
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	357,000	357,875
Class X, 0.8847% 8/10/43 (d)(f)(p)	444,766	1,885
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.74% 10/15/36 (d)(f)(g)	602,000	561,466
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.789% 9/15/31 (d)(f)(g)	15,956,347	15,901,567
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.18% 10/15/31 (d)(f)(g)	10,353,000	10,329,848
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (d)(f)(g)	10,027,000	10,029,977
Class B, 1 month U.S. LIBOR + 1.150% 1.24% 10/15/36 (d)(f)(g)	1,550,000	1,550,465
Class C, 1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (d)(f)(g)	1,277,000	1,277,379
Series 2011-GC5:
Class C, 5.3021% 8/10/44 (c)(d)(f)	505,077	430,578
Class D, 5.3021% 8/10/44 (d)(f)	342,592	164,444
Class E, 5.3021% 8/10/44 (c)(d)(f)	424,043	43,464
Class F, 4.5% 8/10/44 (c)(d)	733,782	13,584
Series 2012-GC6:
Class D, 6.0283% 1/10/45 (d)(f)	964,486	963,646
Class E, 5% 1/10/45 (d)(f)	620,000	563,660
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)	244,543	184,375
Series 2012-GCJ7:
Class C, 5.7199% 5/10/45 (f)	562,000	569,239
Class F, 5% 5/10/45 (d)	603,531	72,423
Series 2012-GCJ9:
Class D, 4.8956% 11/10/45 (d)(f)	1,059,000	1,059,812
Class E, 4.8956% 11/10/45 (d)(f)	510,000	455,163
Series 2013-GC10 Class D, 4.5479% 2/10/46 (d)(f)	334,000	318,005
Series 2013-GC12 Class D, 4.5887% 6/10/46 (d)(f)	138,482	136,966
Series 2013-GC13 Class D, 4.1994% 7/10/46 (c)(d)(f)	1,048,000	503,040
Series 2013-GC16:
Class C, 5.4878% 11/10/46 (f)	241,000	248,050
Class D, 5.4878% 11/10/46 (d)(f)	634,000	639,300
Class F, 3.5% 11/10/46 (d)	536,000	392,191
Series 2014-GC20 Class XA, 1.1552% 4/10/47 (f)(p)	38,775,391	729,652
Series 2015-GC34 Class XA, 1.3754% 10/10/48 (f)(p)	9,528,426	373,287
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	386,000	357,872
Series 2016-GS4 Class C, 4.0858% 11/10/49 (f)	264,000	259,911
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	950,000	910,509
Series 2018-GS9 Class D, 3% 3/10/51 (d)	476,000	420,232
Series 2019-GC38 Class D, 3% 2/10/52 (d)	543,000	507,123
Series 2019-GC39 Class D, 3% 5/10/52 (d)	672,000	619,815
Series 2019-GC40:
Class D, 3% 7/10/52 (d)	525,000	482,158
Class DBF, 3.668% 7/10/52 (d)(f)	619,000	599,615
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)	727,000	656,021
Class E, 2.8% 9/1/52 (d)	609,000	542,121
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	651,000	670,345
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)	395,000	348,523
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	525,000	473,114
Class SWD, 3.3258% 12/13/39 (d)(f)	399,000	373,226
Series 2020-GC47 Class D, 3.5702% 5/12/53 (d)(f)	189,000	185,970
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.7911% 11/21/35 (d)(f)(g)	1,743,000	1,758,997
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.3333% 11/5/38 (d)(f)	831,000	842,596
Class F, 4.3333% 11/5/38 (d)(f)	1,113,000	1,082,741
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)	399,000	398,756
Class F, 6.1552% 11/5/35 (d)	846,000	845,622
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	355,219	354,301
Class F, 4.101% 9/17/39 (d)	89,027	90,395
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(f)	483,000	484,789
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(f)	378,000	353,125
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2395% 6/15/34 (d)(f)(g)	235,174	233,630
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9395% 6/15/34 (d)(f)(g)	107,729	107,403
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	592,000	578,935
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.8119% 4/15/47 (f)(p)	3,666,985	49,892
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	106,000	92,786
Series 2014-C26 Class D, 4.0186% 1/15/48 (d)(f)	416,000	399,023
Series 2015-C30 Class XA, 0.6383% 7/15/48 (f)(p)	25,115,410	398,637
Series 2015-C32 Class C, 4.7985% 11/15/48 (f)	1,368,000	1,100,531
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5458% 12/15/49 (d)(f)	696,000	606,904
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.1986% 12/15/49 (f)	343,000	341,617
Class D, 3.1986% 12/15/49 (d)(f)	681,000	602,707
Series 2017-C7:
Class C, 4.3017% 10/15/50 (f)	198,000	211,337
Class D, 3% 10/15/50 (d)	331,000	307,056
Series 2018-C8 Class D, 3.4001% 6/15/51 (d)(f)	223,000	191,646
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)	315,000	283,432
Class E, 2.5% 11/13/52 (d)	609,000	533,166
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	399,000	335,796
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 3.09% 6/15/35 (d)(f)(g)	30,400	30,333
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.25% 7/15/36 (d)(f)(g)	567,000	556,779
Class F, 1 month U.S. LIBOR + 3.000% 3.09% 7/15/36 (d)(f)(g)	189,000	184,460
Series 2011-C3:
Class E, 5.7074% 2/15/46 (d)(f)	637,000	244,823
Class G, 4.409% 2/15/46 (c)(d)(f)	202,000	21,017
Class H, 4.409% 2/15/46 (c)(d)(f)	453,000	11,535
Series 2011-C4:
Class D, 5.7114% 7/15/46 (d)(f)	1,134,000	1,160,532
Class E, 5.7114% 7/15/46 (d)(f)	798,000	809,957
Class H, 3.873% 7/15/46 (c)(d)	428,000	401,592
Class NR, 3.873% 7/15/46 (c)(d)	231,000	222,665
Series 2012-CBX:
Class C, 4.9772% 6/15/45 (f)	91,000	88,337
Class D, 4.9772% 6/15/45 (d)(f)	481,000	430,600
Class E, 4.9772% 6/15/45 (c)(d)(f)	625,000	275,000
Class F, 4% 6/15/45 (d)	615,000	120,848
Class G 4% 6/15/45 (c)(d)	674,000	57,963
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	584,000	573,963
Class D, 4.3032% 4/15/46 (f)	907,000	730,139
Class F, 3.25% 4/15/46 (c)(d)(f)	1,014,000	489,428
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (c)(d)(f)	516,000	5,160
Class E, 3.9314% 6/10/27 (d)(f)	830,000	16,600
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)	409,000	408,569
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	4,763,000	4,965,923
Class CFX, 4.9498% 7/5/33 (d)	1,323,000	1,372,804
Class DFX, 5.3503% 7/5/33 (d)	2,354,000	2,435,014
Class EFX, 5.5422% 7/5/33 (d)	2,783,000	2,843,301
Class XAFX, 1.2948% 7/5/33 (d)(f)(p)	19,961,000	309,106
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(f)	588,000	605,932
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	401,000	395,636
Class FFX, 4.6254% 1/16/37 (d)	642,000	625,545
Class GFX, 4.8445% 1/16/37 (d)(f)	252,000	241,317
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.089% 5/15/36 (d)(f)(g)	924,000	915,592
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.04% 8/15/38 (d)(f)(g)	1,113,000	1,113,002
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(f)	213,000	222,730
Class E, 4.8035% 2/10/36 (d)(f)	523,000	535,710
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (d)(f)(g)	13,756,000	13,728,101
Class B, 1 month U.S. LIBOR + 0.880% 0.97% 3/15/38 (d)(f)(g)	3,320,000	3,296,084
Class C, 1 month U.S. LIBOR + 1.100% 1.19% 3/15/38 (d)(f)(g)	2,089,000	2,071,416
Class D, 1 month U.S. LIBOR + 1.400% 1.49% 3/15/38 (d)(f)(g)	2,905,000	2,878,621
Class E, 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (d)(f)(g)	2,538,000	2,517,400
Class G, 1 month U.S. LIBOR + 2.950% 3.04% 3/15/38 (d)(f)(g)	3,743,000	3,740,792
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (d)(f)	455,000	421,218
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 4.1% 11/15/38 (d)(f)(g)	1,079,000	1,073,598
Class G, 1 month U.S. LIBOR + 5.250% 5.35% 11/15/38 (d)(f)(g)	3,268,000	3,247,549
Merit floater:
Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.19% 8/15/37 (d)(f)(g)	666,725	669,329
Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 2.84% 7/15/38 (d)(f)(g)	189,000	187,344
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (d)(f)	399,000	392,210
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.2905% 4/15/38 (d)(f)(g)	2,520,000	2,523,109
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.49% 5/15/23 (d)(f)(g)	441,000	440,463
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (d)(f)	263,000	247,542
Class E, 3.5926% 2/10/42 (d)(f)	194,000	175,053
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	386,000	369,609
Series 2012-C5 Class E, 4.8082% 8/15/45 (d)(f)	159,000	159,612
Series 2012-C6 Class D, 4.751% 11/15/45 (d)(f)	811,000	808,522
Series 2012-C6, Class F, 4.751% 11/15/45 (c)(d)(f)	378,000	311,989
Series 2013-C12 Class D, 4.9214% 10/15/46 (d)(f)	713,000	676,504
Series 2013-C13:
Class D, 5.0603% 11/15/46 (d)(f)	970,000	929,279
Class E, 5.0603% 11/15/46 (d)(f)	435,919	360,052
Series 2013-C7 Class C, 4.2349% 2/15/46 (f)	175,000	174,109
Series 2013-C8 Class D, 4.1561% 12/15/48 (d)(f)	273,000	275,885
Series 2013-C9:
Class C, 4.1579% 5/15/46 (f)	502,000	510,143
Class D, 4.2459% 5/15/46 (d)(f)	938,000	868,074
Class E, 4.2459% 5/15/46 (d)(f)	402,000	352,735
Series 2014-C17 Class XA, 1.2128% 8/15/47 (f)(p)	37,265,027	691,650
Series 2015-C25 Class XA, 1.1981% 10/15/48 (f)(p)	15,311,409	478,944
Series 2016-C30:
Class C, 4.2442% 9/15/49 (f)	151,000	150,096
Class D, 3% 9/15/49 (d)	138,000	105,029
Series 2016-C31 Class C, 4.4316% 11/15/49 (f)	343,000	351,433
Series 2016-C32 Class C, 4.4261% 12/15/49 (f)	236,000	226,992
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	520,000	488,609
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(f)(g)	5,100,000	5,102,686
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	16,898,000	17,365,645
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	4,315	4,348
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(f)	740,740	724,096
Class F, 5.385% 6/15/44 (c)(d)(f)	407,000	294,509
Class XB, 0.4721% 6/15/44 (d)(f)(p)	1,529,743	6,031
Series 2011-C3:
Class C, 5.2349% 7/15/49 (d)(f)	114,997	117,811
Class D, 5.2349% 7/15/49 (d)(f)	1,176,000	1,191,492
Class E, 5.2349% 7/15/49 (d)(f)	666,000	584,905
Class F, 5.2349% 7/15/49 (c)(d)(f)	182,000	128,229
Class G, 5.2349% 7/15/49 (d)(f)	616,400	290,342
Series 2012-C4 Class D, 5.5452% 3/15/45 (d)(f)	231,000	218,853
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(f)	238,000	243,612
Class F, 4.4382% 9/9/32 (d)(f)	401,000	382,276
Series 2015-MS1:
Class C, 4.1656% 5/15/48 (f)	266,000	266,690
Class D, 4.1656% 5/15/48 (d)(f)	751,000	699,179
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	298,000	244,384
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)	798,000	697,663
Class D, 4.0225% 11/15/49 (f)	343,000	341,829
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.69% 11/15/34 (d)(f)(g)	462,000	459,923
Series 2018-H4 Class A4, 4.31% 12/15/51	4,779,000	5,450,561
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(f)	730,000	661,279
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(f)	2,441,000	2,470,082
Class C, 3.283% 11/10/36 (d)(f)	2,343,000	2,340,853
Series 2020-CNP Class D, 2.5085% 4/5/42 (d)(f)	252,000	218,112
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	420,000	385,957
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 3.6395% 9/15/38 (d)(f)(g)	289,000	288,738
Class G, 1 month U.S. LIBOR + 4.700% 4.7895% 9/15/38 (d)(f)(g)	284,000	283,658
Class H, 1 month U.S. LIBOR + 6.000% 6.0895% 9/15/38 (d)(f)(g)	155,000	155,709
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)	2,730,000	2,577,278
Class J, 4.25% 12/15/36 (d)	1,443,000	1,387,949
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.139% 10/15/37 (d)(f)(g)	485,000	482,276
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)	170,000	159,660
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.1393% 12/15/33 (d)(f)(g)	415,000	402,531
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(f)	170,000	168,818
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.0895% 11/15/34 (d)(f)(g)	138,000	136,680
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(f)	231,000	216,060
Class F, 4.2724% 5/15/39 (d)(f)	768,000	678,574
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)	588,000	581,815
Class F, 4.2988% 10/15/36 (d)	872,000	854,426
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(f)	399,000	401,557
Class AMZ3, 3.6167% 1/15/37 (d)(f)	189,000	187,459
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.09% 12/15/35 (d)(f)(g)	775,000	759,984
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 3.436% 10/15/36 (d)(f)(g)	551,000	548,274
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 3.44% 7/15/38 (d)(f)(g)	553,000	554,174
Class NR, 1 month U.S. LIBOR + 6.000% 6.09% 7/15/38 (d)(f)(g)	157,000	157,226
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8911% 12/15/37 (d)(f)(g)	4,268,000	4,267,995
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5411% 12/15/37 (d)(f)(g)	5,058,891	5,058,830
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	315,000	317,652
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	115,793	129,475
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(f)	747,000	693,108
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(f)	716,000	676,420
Class G, 3.8518% 3/15/37 (d)(f)	198,000	177,496
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)	1,651,000	1,472,881
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (d)(f)	618,000	549,913
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.3558% 10/15/38 (d)(f)(g)	840,000	831,281
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (d)(f)(g)	15,989,000	15,897,354
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (d)(f)(g)	9,157,000	9,104,536
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (d)(f)(g)	5,687,000	5,654,404
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (d)(f)(g)	3,737,000	3,715,573
Class G, 1 month U.S. LIBOR + 2.970% 3.0738% 11/15/38 (d)(f)(g)	2,415,000	2,401,141
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.0155% 11/15/36 (d)(f)(g)	1,795,000	1,787,830
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 3.651% 11/15/36 (d)(f)(g)	550,000	547,933
Class G, 1 month U.S. LIBOR + 4.200% 4.3% 11/15/36 (d)(f)(g)	294,000	292,894
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 3.94% 6/15/26 (d)(f)(g)	252,000	251,999
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7137% 5/10/45 (d)(f)	537,000	506,516
Class E, 5% 5/10/45 (d)(f)	325,000	127,488
Class F, 5% 5/10/45 (d)(f)	418,000	20,900
Series 2017-C7 Class XA, 1.1691% 12/15/50 (f)(p)	29,606,149	1,378,258
Series 2018-C8 Class C, 4.8574% 2/15/51 (f)	189,000	205,757
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (d)(f)	201,000	151,373
Series 2012-WRM Class E, 4.3793% 6/10/30 (d)(f)	478,000	264,830
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.6258% 1/10/45 (d)(f)	168,000	166,320
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.09% 7/15/39 (d)(f)(g)	168,000	168,420
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 3.99% 7/15/39 (d)(f)(g)	767,000	768,767
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	12,891,000	12,797,982
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	800,000	798,389
Class X, 0.5162% 10/10/42 (d)(f)(p)	19,300,000	645,411
VMC Finance LLC floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.59% 1/18/37 (f)(g)	2,478,000	2,471,804
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (d)(f)	471,000	476,969
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (d)(f)(g)	8,949,000	8,946,325
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.59% 2/15/40 (d)(f)(g)	197,258	197,309
Class E, 1 month U.S. LIBOR + 3.650% 3.74% 2/15/40 (d)(f)(g)	140,898	141,288
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)	581,000	530,243
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)	207,000	211,016
Class D, 4.9153% 10/15/45 (d)(f)	1,280,000	1,295,793
Class E, 4.9153% 10/15/45 (d)(f)	486,918	479,920
Class F, 4.9153% 10/15/45 (d)(f)	147,000	128,751
Series 2015-C31 Class XA, 1.1229% 11/15/48 (f)(p)	12,088,686	385,269
Series 2015-NXS4 Class D, 3.8481% 12/15/48 (f)	483,000	476,957
Series 2016-BNK1:
Class C, 3.071% 8/15/49	254,000	241,166
Class D, 3% 8/15/49 (d)	266,000	186,911
Series 2016-C34 Class XA, 2.2633% 6/15/49 (f)(p)	10,909,401	703,976
Series 2016-LC25 Class C, 4.498% 12/15/59 (f)	328,000	343,218
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	733,000	618,137
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	326,000	305,818
Series 2018-C43 Class C, 4.514% 3/15/51	228,000	232,857
Series 2018-C46 Class XA, 1.1013% 8/15/51 (f)(p)	30,743,472	1,283,644
Series 2018-C48 Class A5, 4.302% 1/15/52	4,229,000	4,808,504
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	203,000	13,813
Series 2011-C3:
Class D, 5.5133% 3/15/44 (d)(f)	897,840	428,449
Class E, 5% 3/15/44 (d)	409,000	26,585
Class F, 5% 3/15/44 (c)(d)	418,000	8,297
Series 2011-C4:
Class D, 5.0241% 6/15/44 (d)(f)	258,000	244,976
Class E, 5.0241% 6/15/44 (d)(f)	183,000	138,787
Series 2011-C5:
Class E, 5.8253% 11/15/44 (d)(f)	482,073	481,471
Class F, 5.25% 11/15/44 (d)(f)	733,000	673,004
Class G, 5.25% 11/15/44 (d)(f)	205,000	181,989
Series 2012-C6 Class D, 5.9817% 4/15/45 (d)(f)	381,000	382,285
Series 2012-C7:
Class C, 4.9456% 6/15/45 (f)	677,000	516,280
Class E, 4.9456% 6/15/45 (c)(d)(f)	481,000	73,326
Class F, 4.5% 6/15/45 (c)(d)	230,566	13,782
Class G, 4.5% 6/15/45 (c)(d)	678,513	68
Series 2012-C8:
Class D, 5.0455% 8/15/45 (d)(f)	293,000	292,514
Class E, 5.0455% 8/15/45 (d)(f)	201,000	198,124
Series 2013-C11:
Class D, 4.3805% 3/15/45 (d)(f)	443,749	438,695
Class E, 4.3805% 3/15/45 (d)(f)	976,128	893,685
Series 2013-C13 Class D, 4.2794% 5/15/45 (d)(f)	321,000	315,774
Series 2013-C16 Class D, 5.1682% 9/15/46 (d)(f)	115,000	110,491
Series 2013-UBS1 Class D, 5.2074% 3/15/46 (d)(f)	455,375	475,132
Series 2014-C21 Class XA, 1.1717% 8/15/47 (f)(p)	28,762,112	627,678
Series 2014-C24 Class XA, 0.9962% 11/15/47 (f)(p)	10,312,067	217,317
Series 2014-LC14 Class XA, 1.4247% 3/15/47 (f)(p)	16,432,791	360,333
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(f)	198,000	188,845
Class F, 3.7154% 11/10/36 (d)(f)	1,082,000	977,156
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)	289,000	253,464
Class PR2, 3.6332% 6/5/35 (d)(f)	755,000	605,825
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $773,994,163)		761,956,697

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.3% 10/1/39	10,015,000	15,999,031
7.35% 11/1/39	960,000	1,541,344
7.55% 4/1/39	6,805,000	11,569,025
Series 2010, 7.625% 3/1/40	3,670,000	6,174,585
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,065,000	7,149,888
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,477,455	4,683,212
5.1% 6/1/33	22,880,000	26,750,758
Series 2010-1, 6.63% 2/1/35	4,335,000	5,384,953
Series 2010-3:
6.725% 4/1/35	6,465,000	8,096,167
7.35% 7/1/35	2,965,000	3,796,849
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,838,000	18,858,350
TOTAL MUNICIPAL SECURITIES (Cost $94,064,031)		110,004,162

Foreign Government and Government Agency Obligations - 1.6%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		550,000	516,072
9.375% 5/8/48 (d)		125,000	113,773
9.5% 11/12/25 (d)		1,690,000	1,716,195
Arab Republic of Egypt:
3.875% 2/16/26 (d)		895,000	809,975
5.8% 9/30/27 (d)		540,000	503,550
6.125% 1/31/22 (d)		1,003,000	1,003,000
7.0529% 1/15/32 (d)		210,000	185,063
7.5% 1/31/27 (d)		3,773,000	3,787,149
7.6003% 3/1/29 (d)		780,000	743,925
7.903% 2/21/48 (d)		534,000	430,538
8.5% 1/31/47 (d)		904,000	769,530
8.7002% 3/1/49 (d)		470,000	401,263
Argentine Republic:
0.5% 7/9/30 (i)		9,215,675	2,847,644
1% 7/9/29		1,021,922	335,701
1.125% 7/9/35 (i)		2,758,814	768,330
2% 1/9/38 (i)		1,219,773	401,915
Barbados Government 6.5% 10/1/29 (d)		1,250,000	1,257,266
Belarus Republic 6.875% 2/28/23 (d)		355,000	353,225
Bermuda Government:
2.375% 8/20/30 (d)		80,000	79,040
3.375% 8/20/50 (d)		230,000	226,162
3.717% 1/25/27 (d)		935,000	996,827
4.75% 2/15/29 (d)		520,000	593,223
Brazilian Federative Republic:
2.875% 6/6/25		1,700,000	1,702,550
3.875% 6/12/30		1,155,000	1,082,307
7.125% 1/20/37		840,000	982,433
8.25% 1/20/34		1,526,000	1,968,349
Buenos Aires Province 3.9% 9/1/37 (d)(i)		775,000	298,278
Chilean Republic 2.45% 1/31/31		535,000	529,918
Colombian Republic:
3% 1/30/30		725,000	657,394
3.125% 4/15/31		785,000	703,213
3.25% 4/22/32		870,000	775,170
4.125% 5/15/51		325,000	262,600
5% 6/15/45		1,360,000	1,238,280
6.125% 1/18/41		60,000	62,224
7.375% 9/18/37		205,000	239,504
Costa Rican Republic:
5.625% 4/30/43 (d)		240,000	202,095
6.125% 2/19/31 (d)		300,000	299,869
7% 4/4/44 (d)		75,000	70,983
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		225,000	123,511
7.85% 3/14/29 (d)		605,000	333,431
Dominican Republic:
4.875% 9/23/32 (d)		1,110,000	1,101,536
5.875% 1/30/60 (d)		570,000	530,029
5.95% 1/25/27 (d)		664,000	731,992
6% 7/19/28 (d)		549,000	603,900
6.4% 6/5/49 (d)		230,000	234,428
6.5% 2/15/48 (Reg. S)		300,000	309,150
6.85% 1/27/45 (d)		592,000	636,511
6.875% 1/29/26 (d)		988,000	1,121,380
7.45% 4/30/44 (d)		401,000	464,158
Ecuador Republic:
1% 7/31/35 (d)(i)		1,000,000	645,000
5% 7/31/30 (d)(i)		1,815,000	1,479,225
El Salvador Republic:
6.375% 1/18/27 (d)		105,000	67,778
7.1246% 1/20/50 (d)		405,000	239,532
7.625% 2/1/41 (d)		120,000	72,960
7.75% 1/24/23 (d)		970,000	768,907
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		825,000	792,000
3.125% 4/16/30 (d)		11,530,000	12,409,163
3.125% 9/30/49 (d)		1,335,000	1,355,025
3.875% 4/16/50 (d)		9,890,000	11,447,675
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	188,000
Gabonese Republic:
6.625% 2/6/31 (d)		310,000	290,489
7% 11/24/31 (d)		345,000	324,731
Georgia Republic 2.75% 4/22/26 (d)		690,000	681,375
German Federal Republic 0% 5/15/35 (Reg. S)	EUR	8,975,000	10,473,990
Ghana Republic:
7.75% 4/7/29 (d)		955,000	772,356
8.125% 1/18/26 (d)		315,000	280,350
10.75% 10/14/30 (d)		525,000	575,531
Guatemalan Republic:
4.9% 6/1/30 (d)		60,000	64,080
5.375% 4/24/32 (d)		490,000	540,838
6.125% 6/1/50 (d)		335,000	373,274
Hungarian Republic 2.125% 9/22/31 (d)		285,000	274,889
Indonesian Republic:
3.85% 10/15/30		24,460,000	27,170,474
4.1% 4/24/28		960,000	1,069,680
4.2% 10/15/50		24,000,000	26,642,640
4.35% 1/11/48		655,000	732,853
5.125% 1/15/45 (d)		1,145,000	1,388,438
5.25% 1/17/42 (d)		485,000	593,458
5.95% 1/8/46 (d)		560,000	757,505
6.75% 1/15/44 (d)		380,000	549,142
7.75% 1/17/38 (d)		1,017,000	1,517,428
8.5% 10/12/35 (d)		1,510,000	2,366,736
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,450,000	1,428,410
6.875% 12/5/27 (d)		180,000	178,515
8.25% 4/15/24 (d)		339,000	358,874
Israeli State 3.375% 1/15/50		865,000	918,440
Ivory Coast:
6.125% 6/15/33 (d)		1,380,000	1,406,134
6.375% 3/3/28 (d)		1,580,000	1,695,340
Jamaican Government:
6.75% 4/28/28		275,000	315,098
7.875% 7/28/45		250,000	343,875
Jordanian Kingdom:
4.95% 7/7/25 (d)		830,000	848,675
7.375% 10/10/47 (d)		155,000	149,556
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		990,000	956,588
2.9% 10/22/25 (d)		7,960,000	8,338,100
3.25% 10/22/30 (d)		5,890,000	6,250,763
3.625% 3/4/28 (d)		425,000	461,125
3.75% 1/21/55 (d)		370,000	389,425
4% 4/17/25 (d)		510,000	550,800
4.5% 10/26/46 (d)		590,000	687,350
4.5% 4/22/60 (d)		4,190,000	5,048,950
4.625% 10/4/47 (d)		425,000	504,688
Korean Republic 1% 9/16/30		855,000	813,443
Lebanese Republic:
5.8% 12/31/49 (e)		1,113,000	126,604
6.375% 12/31/49 (e)		977,000	111,134
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		800,000	866,800
4.375% 3/21/29(Reg. S)		800,000	886,000
5.1% 3/28/35 (d)		200,000	235,000
5.1% 3/28/35(Reg. S)		1,000,000	1,175,000
5.25% 6/23/47 (d)		800,000	1,012,000
5.25% 6/23/47(Reg. S)		600,000	759,000
5.625% 4/4/42 (d)		400,000	518,400
Mongolia Government 5.125% 4/7/26 (d)		600,000	612,816
Moroccan Kingdom:
2.375% 12/15/27 (d)		1,280,000	1,235,200
4% 12/15/50 (d)		200,000	174,500
5.5% 12/11/42 (d)		100,000	107,675
Panamanian Republic:
2.252% 9/29/32		460,000	427,886
3.87% 7/23/60		340,000	328,376
Peoples Republic of China 1.2% 10/21/30 (d)		620,000	602,677
Peruvian Republic:
2.783% 1/23/31		2,735,000	2,712,436
3% 1/15/34		610,000	599,325
3.3% 3/11/41		700,000	679,000
Province of Santa Fe 7% 3/23/23 (d)		1,141,000	1,063,269
Provincia de Cordoba:
5% 12/10/25 (d)(i)		1,645,009	1,226,354
5% 6/1/27 (d)(i)		640,167	417,829
Republic of Armenia 7.15% 3/26/25 (d)		350,000	391,847
Republic of Honduras 5.625% 6/24/30 (d)		265,000	265,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		442,000	404,099
Republic of Kenya:
6.875% 6/24/24 (d)		780,000	820,560
7% 5/22/27 (d)		890,000	921,150
Republic of Nigeria:
6.125% 9/28/28 (d)		765,000	714,701
6.375% 7/12/23 (d)		235,000	240,875
6.5% 11/28/27 (d)		330,000	321,338
7.143% 2/23/30 (d)		670,000	634,825
7.625% 11/21/25 (d)		2,670,000	2,806,838
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	299,760
4.95% 4/28/31 (d)		825,000	907,913
5.4% 3/30/50 (d)		560,000	615,230
Republic of Serbia 2.125% 12/1/30 (d)		660,000	601,425
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	368,338
3.9% 10/19/31 (d)		565,000	531,100
4.75% 2/20/24 (d)		315,000	326,025
Romanian Republic:
3% 2/14/31 (d)		922,000	908,170
4% 2/14/51 (d)		335,000	326,123
4.375% 8/22/23 (d)		300,000	315,450
Rwanda Republic 5.5% 8/9/31 (d)		350,000	348,425
South African Republic 4.85% 9/30/29		335,000	337,680
State of Qatar:
3.4% 4/16/25 (d)		5,705,000	6,064,415
3.75% 4/16/30 (d)		18,861,000	20,973,432
4% 3/14/29 (d)		775,000	869,550
4.4% 4/16/50 (d)		16,490,000	20,138,413
4.817% 3/14/49 (d)		975,000	1,257,750
5.103% 4/23/48 (d)		670,000	891,100
9.75% 6/15/30 (d)		413,000	645,313
Sultanate of Oman:
4.875% 2/1/25 (d)		265,000	272,950
5.375% 3/8/27 (d)		170,000	174,675
5.625% 1/17/28 (d)		1,335,000	1,373,381
6% 8/1/29 (d)		720,000	749,700
6.25% 1/25/31 (d)		200,000	209,250
6.75% 1/17/48 (d)		1,081,000	1,040,463
Turkish Republic:
3.25% 3/23/23		3,670,000	3,613,344
4.25% 3/13/25		1,260,000	1,183,061
4.25% 4/14/26		655,000	595,968
4.75% 1/26/26		1,090,000	1,017,788
4.875% 10/9/26		995,000	916,208
4.875% 4/16/43		1,000,000	753,000
5.125% 3/25/22		2,440,000	2,446,558
5.125% 6/22/26 (d)		405,000	394,445
5.125% 2/17/28		755,000	689,079
5.75% 3/22/24		380,000	379,121
5.75% 5/11/47		942,000	753,777
6% 1/14/41		240,000	199,320
6.125% 10/24/28		510,000	483,639
6.25% 9/26/22		1,020,000	1,035,300
6.35% 8/10/24		435,000	436,849
6.375% 10/14/25		1,045,000	1,035,399
7.25% 12/23/23		870,000	900,613
Ukraine Government:
1.258% 5/31/40 (d)(f)		530,000	478,424
6.876% 5/21/29 (d)		245,000	228,708
7.253% 3/15/33 (d)		845,000	787,118
7.375% 9/25/32 (d)		420,000	395,430
7.75% 9/1/22 (d)		990,000	998,415
7.75% 9/1/23 (d)		1,525,000	1,537,963
7.75% 9/1/24 (d)		1,565,000	1,565,293
7.75% 9/1/26 (d)		320,000	320,960
7.75% 9/1/27 (d)		170,000	169,575
United Kingdom, Great Britain and Northern Ireland:
0.625% 10/22/50 (Reg. S)	GBP	450,000	559,702
1.25% 10/22/41 (Reg. S) (k)	GBP	2,975,000	4,127,724
United Mexican States:
2.659% 5/24/31		665,000	641,642
3.25% 4/16/30		895,000	912,229
3.75% 1/11/28		820,000	879,860
4.5% 4/22/29		485,000	538,744
5.75% 10/12/2110		1,220,000	1,378,066
6.05% 1/11/40		980,000	1,202,215
Uruguay Republic 5.1% 6/18/50		980,000	1,267,753
Venezuelan Republic:
9.25% 9/15/27 (e)		4,549,000	432,155
11.95% 8/5/31 (Reg. S) (e)		938,300	89,139
12.75% 8/23/22 (e)		199,600	18,962
Vietnamese Socialist Republic 5.5% 3/12/28		2,088,100	2,083,271
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $290,938,856)			296,045,592

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,283,376)	15,300,000	15,637,240

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (t)	149,986	26,054
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)	40,185	723,330
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(t)	295	0
TOTAL CONSUMER DISCRETIONARY		723,330
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (c)(t)	55,600	56
Jonah Energy Parent LLC (c)	36,493	1,889,243
		1,889,299
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	95,031	3,712,861
California Resources Corp. warrants 10/27/24 (t)	3,601	43,212
Chesapeake Energy Corp.	71,152	4,236,390
Chesapeake Energy Corp. (b)	351	20,899
Denbury, Inc. (t)	15,462	1,231,084
EP Energy Corp. (c)(t)	3,729	334,678
Mesquite Energy, Inc. (c)(t)	66,231	2,561,167
		12,140,291
TOTAL ENERGY		14,029,590
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)	5,205	268,058
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(t)	47,366	742,225
TNT Crane & Rigging LLC warrants 10/31/25 (c)(t)	2,081	6,867
		749,092
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(t)	163,660	163,660
TOTAL COMMON STOCKS (Cost $6,946,346)		15,959,784

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	317,213

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)	2,980	938,700

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	37,320	946,062
Arbor Realty Trust, Inc. Series F, 6.25% (f)	22,800	576,612
Dynex Capital, Inc. Series C 6.90% (f)	11,400	295,374
Franklin BSP Realty Trust, Inc. 7.50%	18,900	470,988
MFA Financial, Inc. Series B, 7.50%	13,700	343,048
		2,632,084
TOTAL FINANCIALS		3,570,784

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
Series B, 7.25%	950	24,035
Series C, 6.50%	14,300	359,645
DiamondRock Hospitality Co. 8.25%	7,100	191,700
Digitalbridge Group, Inc.:
Series H, 7.125%	12,825	318,701
Series I, 7.15%	17,100	430,920
iStar Financial, Inc. Series G, 7.65%	20,500	519,060
National Storage Affiliates Trust Series A, 6.00%	6,925	178,873
Public Storage Series F, 5.15%	21,800	555,065
Rexford Industrial Realty, Inc. Series B, 5.875%	16,525	426,676
Spirit Realty Capital, Inc. Series A, 6.00%	10,200	259,590
UMH Properties, Inc. Series C, 6.75%	8,625	222,611
		3,486,876
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,057,660
TOTAL PREFERRED STOCKS (Cost $6,306,154)		7,374,873

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8786% 7/31/25 (f)(g)(u)	4,413,892	4,320,097
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8113% 1/31/26 (f)(g)(u)	2,767,291	2,736,851
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1178% 8/14/26 (f)(g)(u)	1,895,877	1,878,814
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (f)(g)(u)	704,549	701,245
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(g)(u)	2,496,975	2,488,385
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (f)(g)(u)	888,936	884,118
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/8/27 (f)(g)(u)	4,502,375	4,492,245
Iridium Satellite LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 11/4/26 (f)(g)(u)	1,279,259	1,273,669
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 3/1/27 (f)(g)(u)	1,975,108	1,926,974
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.337% 3/15/27 (f)(g)(u)	684,549	670,433
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8393% 4/30/27 (f)(g)(u)	4,319,609	4,288,551
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(g)(u)	3,109,071	2,995,403
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(g)(u)	2,059,000	1,947,052
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (f)(g)(u)	1,737,890	1,740,496
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 3/9/27 (f)(g)(u)	6,836,809	6,680,520
		39,024,853
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6315% 2/10/27 (f)(g)(u)	5,022,825	4,969,483
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (f)(g)(u)	735,000	732,472
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (f)(g)(u)	735,000	732,854
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (f)(g)(u)	321,507	339,994
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (f)(g)(u)	3,038,195	2,441,950
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (f)(g)(u)	491,238	389,483
15.25% 5/23/24 (u)	501,925	595,409
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 3/11/28 (f)(g)(u)	1,558,200	1,546,186
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6176% 1/23/25 (f)(g)(u)	857,397	830,603
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (f)(g)(u)	915,000	910,425
		13,488,859
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (f)(g)(u)	2,868,325	2,870,132
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8738% 1/31/26 (f)(g)(u)	1,424,485	1,394,215
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (f)(g)(u)	1,270,000	1,264,285
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 2/1/27 (f)(g)(u)	9,190,386	9,073,852
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 1/31/28 (f)(g)(u)	4,180,000	4,097,696
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5893% 4/15/27 (f)(g)(u)	2,579,063	2,528,410
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3393% 1/15/26 (f)(g)(u)	1,423,131	1,392,889
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (f)(g)(u)	8,563,438	3,579,517
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (f)(g)(u)	3,165,000	3,157,088
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 11/23/28 (c)(g)(u)(v)	2,265,000	2,248,013
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.5916% 11/17/24 (f)(g)(u)	855,669	842,834
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8393% 9/25/28 (f)(g)(u)	950,000	948,414
Loyalty Ventures, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 11/3/27 (g)(u)(v)	590,000	584,590
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3393% 7/17/25 (f)(g)(u)	2,717,629	2,662,000
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5864% 9/19/26 (f)(g)(u)	3,828,371	3,798,969
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0893% 8/29/25 (f)(g)(u)	235,231	234,791
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (f)(g)(u)	1,266,550	1,263,586
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6% 9/30/26 (f)(g)(u)	1,298,500	1,266,038
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (f)(g)(u)	1,636,183	1,631,405
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/21/28 (g)(u)(v)	2,810,000	2,800,474
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (f)(g)(u)	1,344,090	1,339,897
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5893% 1/31/28 (f)(g)(u)	2,000,000	1,972,500
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(g)(u)	1,945,102	1,939,034
		52,890,629
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (f)(g)(u)	717,226	719,614
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(g)(u)	11,710,000	11,728,268
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(g)(u)	1,590,000	1,592,385
Tranche B-5, term loan 8.625% 1/2/24 (u)	1,718,000	1,721,230
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(g)(u)(w)	8,389,697	8,405,469
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/11/25 (f)(g)(u)	1,096,985	1,082,812
		25,249,778
TOTAL COMMUNICATION SERVICES		130,654,119
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(u)	678,300	670,954
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 4/30/26 (f)(g)(u)	1,868,801	1,843,105
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (f)(g)(u)	1,920,488	1,912,479
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(u)	1,184,767	1,140,670
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 11/4/28 (g)(u)(v)	1,545,000	1,538,248
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 7/28/28 (f)(g)(u)	740,000	738,616
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (f)(g)(u)	1,562,150	1,548,481
		9,392,553
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 5/23/27 (f)(g)(u)	689,735	679,278
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (f)(g)(u)	3,219,527	3,189,360
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.125% 2/1/26 (f)(g)(u)	435,431	434,996
		4,303,634
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 6/11/26 (f)(g)(u)	135,059	134,131
3 month U.S. LIBOR + 4.000% 4.087% 6/11/26 (f)(g)(u)	1,508,766	1,496,982
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/11/26 (f)(g)(u)	69,941	69,461
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/6/28 (f)(g)(u)	661,675	655,885
		2,356,459
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (f)(g)(u)	2,495,000	2,488,763
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(g)(u)	3,363,870	3,361,078
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(u)	363,000	360,506
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(g)(u)	2,628,304	2,570,271
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (c)(f)(g)(u)	685,000	685,000
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(g)(u)	1,025,032	1,002,482
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(g)(u)	1,115,875	1,110,296
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/12/28 (f)(g)(u)	1,110,000	1,104,450
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (f)(g)(u)	2,044,875	1,992,056
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (f)(g)(u)	1,273,250	1,272,193
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(u)	6,586,900	6,578,666
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3815% 7/30/25 (f)(g)(u)	604,323	578,264
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (f)(g)(u)	1,174,802	1,169,293
		24,273,318
Hotels, Restaurants & Leisure - 0.6%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (f)(g)(u)	569,264	562,149
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.837% 2/1/26 (f)(g)(u)	1,113,917	1,085,144
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (f)(g)(u)	2,557,205	2,526,851
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.837% 3/11/25 (f)(g)(u)	1,446,000	1,411,296
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 1/15/27 (f)(g)(u)	1,314,825	1,283,361
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (f)(g)(u)	498,688	497,546
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8815% 10/19/24 (f)(g)(u)	2,225,169	2,195,686
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (f)(g)(u)	3,310,000	3,289,313
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3275% 9/15/23 (f)(g)(u)	1,392,119	1,387,776
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (f)(g)(u)	240,000	240,600
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 11/19/26 (f)(g)(u)	1,719,375	1,678,540
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 12/22/24 (f)(g)(u)	9,791,544	9,683,837
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 7/20/25 (f)(g)(u)	6,454,800	6,440,664
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (f)(g)(u)	2,160,000	2,122,200
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (f)(g)(u)	1,882,750	1,852,626
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (f)(g)(u)	796,218	793,734
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1% 3/17/28 (f)(g)(u)	995,000	984,632
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(g)(u)	6,225,000	6,170,531
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(g)(u)	4,490,000	4,457,448
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (f)(g)(u)	455,000	406,574
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (f)(g)(u)	1,983,288	1,879,165
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (f)(g)(u)	325,000	321,750
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 11/22/28 (g)(u)(v)	570,000	560,977
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 11/30/23 (f)(g)(u)	2,805,659	2,782,877
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(g)(u)	4,123,543	4,101,193
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(g)(u)	14,128,462	13,996,079
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 3/16/27 (f)(g)(u)	1,097,250	1,092,038
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/18/28 (f)(g)(u)	705,000	703,682
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (f)(g)(u)	3,860,000	3,822,597
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 6/21/26 (f)(g)(u)	1,646,634	1,620,913
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (f)(g)(u)	955,000	950,225
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (f)(g)(u)	1,895,250	1,887,555
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 8/31/25 (f)(g)(u)	1,050,985	1,026,813
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (f)(g)(u)	927,675	990,293
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5904% 5/29/26 (f)(g)(u)	1,568,990	1,554,085
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(g)(u)	768,729	765,177
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3404% 3/1/26 (f)(g)(u)	1,847,822	1,824,336
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(g)(u)	159,751	154,300
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6315% 5/10/26 (f)(g)(u)	453,029	443,211
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1% 5/11/24 (f)(g)(u)	310,431	305,387
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 8/14/24 (f)(g)(u)	2,176,692	2,158,256
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (f)(g)(u)	1,100,000	1,093,125
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.3818% 7/16/26 (f)(g)(u)	3,674,750	3,644,140
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(g)(u)	4,252,885	4,179,226
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (f)(g)(u)	1,887,726	1,930,199
3 month U.S. LIBOR + 6.750% 6.8815% 5/30/26 (f)(g)(u)	2,157,971	1,830,672
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 12/30/26 (f)(g)(u)	1,556,028	1,500,275
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.6315% 12/30/27 (c)(f)(g)(u)	300,000	298,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(g)(u)	440,550	439,449
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (f)(g)(u)	3,715,000	3,689,069
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 5/30/25 (f)(g)(u)	1,022,877	1,003,954
		111,620,026
Household Durables - 0.1%
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (f)(g)(u)	1,496,250	1,485,971
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 9/24/28 (f)(g)(u)	1,330,000	1,314,705
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 7/30/28 (f)(g)(u)	973,333	971,912
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (g)(u)(v)	121,667	121,489
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (f)(g)(u)	930,000	917,213
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (f)(g)(u)	687,300	681,575
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (f)(g)(u)(w)	90,625	89,870
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (f)(g)(u)	1,159,316	1,155,456
		6,738,191
Internet & Direct Marketing Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(u)	635,000	634,206
3 month U.S. LIBOR + 4.250% 5% 3/5/28 (f)(g)(u)	24,782,725	24,751,747
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 1/29/27 (f)(g)(u)	369,375	365,681
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (f)(g)(u)	1,741,250	1,736,583
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (f)(g)(u)	3,960,000	3,921,905
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5904% 11/8/24 (f)(g)(u)	3,433,933	3,395,576
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 12/17/26 (f)(g)(u)	6,340,377	6,259,538
		41,065,236
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.5916% 1/4/26 (f)(g)(u)	734,563	737,471
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (f)(g)(u)	1,356,600	1,343,373
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5904% 12/21/25 (f)(g)(u)	975,000	942,445
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/12/28 (f)(g)(u)	1,826,727	1,815,310
		4,838,599
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (f)(g)(u)	1,757,284	1,751,432
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 4.9532% 11/22/23 (c)(f)(g)(u)	2,045,000	2,021,994
		3,773,426
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (f)(g)(u)	1,585,781	1,583,307
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 4/8/28 (f)(g)(u)	708,225	705,824
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (f)(g)(u)	920,000	916,090
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 11/17/28 (c)(g)(u)(v)	460,000	456,550
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(g)(u)	2,007,500	1,971,124
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (f)(g)(u)	882,788	865,132
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(u)	2,413,950	2,395,242
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (f)(g)(u)	342,375	342,375
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (f)(g)(u)	1,119,375	1,112,144
Rent-A-Center, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 2/17/28 (f)(g)(u)	597,900	590,923
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/15/28 (f)(g)(u)	1,705,000	1,693,628
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (f)(g)(u)	1,461,338	1,455,857
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (f)(g)(u)	985,000	978,844
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (f)(g)(u)	1,129,325	1,123,678
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (f)(g)(u)	295,000	297,213
		16,487,931
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (f)(g)(u)	823,785	821,726
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (f)(g)(u)	1,341,475	1,328,061
Think & Learn Pvt Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 11/5/26 (g)(u)(v)	2,095,000	2,084,525
		4,234,312
TOTAL CONSUMER DISCRETIONARY		229,083,685
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (f)(g)(u)	2,663,325	2,649,023
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8416% 10/1/26 (f)(g)(u)	98,000	95,060
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8416% 10/1/25 (f)(g)(u)	281,053	276,311
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0893% 2/3/24 (f)(g)(u)	1,033,692	1,031,221
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 1/29/27 (f)(g)(u)	1,688,625	1,649,719
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 10/22/25 (f)(g)(u)	381,552	379,168
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(g)(u)	2,579,508	2,386,045
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/25/28 (g)(u)(v)	510,000	510,959
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (f)(g)(u)	2,216,179	2,198,627
		8,527,110
Food Products - 0.0%
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (f)(g)(u)	986,899	986,366
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (f)(g)(u)	2,296,800	2,286,763
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0916% 5/1/26 (f)(g)(u)	4,247,223	4,221,230
		7,494,359
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (f)(g)(u)	1,545,000	1,535,622
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(g)(u)	1,235,663	1,227,940
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(g)(u)	2,214,817	2,139,602
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (f)(g)(u)	940,275	937,924
		5,841,088
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (f)(g)(u)	1,990,000	1,984,607
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 12/21/25 (f)(g)(u)	950,115	934,676
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0893% 6/15/25 (f)(g)(u)	1,098,539	674,228
		3,593,511
TOTAL CONSUMER STAPLES		28,105,091
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.837% 11/3/25 (f)(g)(u)	1,241,028	1,234,512
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0911% 5/21/25 (f)(g)(u)	1,095,524	1,067,796
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(g)(u)	1,101,563	1,113,867
		3,416,175
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (f)(g)(u)	1,600,010	1,592,010
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(g)(u)	2,053,687	2,049,847
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(g)(u)	1,360,023	1,342,179
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (c)(f)(g)(u)	947,625	941,702
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(u)	837,900	828,826
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(u)	3,663,125	3,650,304
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (f)(g)(u)	8,618,400	8,573,929
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 3/30/25 (f)(g)(u)	1,344,648	1,303,636
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (f)(g)(u)	2,319,159	2,296,941
3 month U.S. LIBOR + 4.250% 4.75% 3/10/26 (f)(g)(u)	1,141,211	1,137,650
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (f)(g)(u)	2,157,319	2,136,652
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (f)(g)(u)	1,378,023	1,057,632
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5% 9/29/28 (f)(g)(u)	2,020,000	1,989,700
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3404% 7/18/25 (f)(g)(u)	2,986,452	2,879,119
Gulf Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.750% 7.75% 8/25/26 (f)(g)(u)	1,300,400	1,232,129
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (f)(g)(u)	800,000	797,504
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(g)(u)	2,804,367	2,451,605
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(u)	1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(u)	528,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(g)(u)	1,102,500	1,072,578
		37,333,943
TOTAL ENERGY		40,750,118
FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (f)(g)(u)	1,083,534	1,074,324
3 month U.S. LIBOR + 3.500% 3.5904% 2/13/27 (f)(g)(u)	1,139,700	1,122,605
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.75% 9/16/28 (f)(g)(u)	670,000	662,885
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5904% 2/27/28 (f)(g)(u)	2,885,500	2,854,250
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/21/28 (f)(g)(u)	866,000	861,133
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(g)(u)	2,386,669	2,381,299
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.375% 8/3/25 (f)(g)(u)	1,083,246	1,069,706
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3738% 3/1/25 (f)(g)(u)	1,872,499	1,859,242
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (f)(g)(u)	844,000	840,835
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 1.500% 4.75% 4/21/28 (f)(g)(u)	211,000	210,209
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (f)(g)(u)	606,723	605,461
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/24/28 (g)(u)(v)	675,000	670,781
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3766% 7/1/26 (f)(g)(u)	691,724	683,292
		14,896,022
Consumer Finance - 0.0%
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (f)(g)(u)	320,000	307,002
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(f)(u)	686,848	698,868
Agellan Portfolio 9% 8/7/25 (c)(f)(u)	239,000	243,780
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (f)(g)(u)	1,314,661	1,307,785
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5904% 6/27/25 (f)(g)(u)	798,421	793,830
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (f)(g)(u)	607,852	602,077
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/30/28 (f)(g)(u)(w)	140,625	139,289
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 7/3/24 (f)(g)(u)	1,135,782	1,122,584
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (f)(g)(u)	1,061,988	1,060,332
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (f)(g)(u)	715,654	709,392
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.6875% 9/1/27 (c)(f)(g)(u)	1,225,738	1,225,738
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 10/29/29 (f)(g)(u)	795,000	793,513
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(g)(u)	258,909	258,909
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 2/11/27 (f)(g)(u)	2,418,338	2,406,851
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 11/16/26 (f)(g)(u)	1,563,853	1,540,066
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (f)(g)(u)	1,253,136	1,233,712
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(f)(g)(u)	3,101,000	3,101,000
		17,237,726
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(u)	960,000	954,605
3 month U.S. LIBOR + 3.500% 3.6315% 2/13/27 (f)(g)(u)	5,474,043	5,344,035
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 5/10/25 (f)(g)(u)	1,897,173	1,868,715
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 5/9/25 (f)(g)(u)	733,125	722,355
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(u)	4,648,000	4,619,787
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.0864% 3/18/27 (f)(g)(u)	2,052,576	2,034,616
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (f)(g)(u)	386,100	382,239
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (c)(f)(g)(u)	305,000	305,000
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (f)(g)(u)	2,919,201	2,875,413
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.2154% 11/3/23 (f)(g)(u)	1,311,057	1,305,328
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 11/3/24 (f)(g)(u)	2,614,562	2,588,416
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3404% 1/31/28 (f)(g)(u)	3,855,000	3,818,378
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.3404% 1/20/29 (f)(g)(u)	1,925,000	1,904,557
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 12/23/26 (f)(g)(u)	6,711,424	6,604,041
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 7/31/27 (f)(g)(u)	2,059,650	2,029,785
Baldwin Risk Partners LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/14/27 (f)(g)(u)	254,075	252,487
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(g)(u)	2,399,330	2,387,141
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8748% 4/25/25 (f)(g)(u)	7,716,176	7,565,325
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (f)(g)(u)	2,133,450	2,123,679
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3815% 12/2/26 (f)(g)(u)	736,884	729,980
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1315% 5/16/24 (f)(g)(u)	4,024,864	3,982,441
		54,398,323
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.350% 10/15/28 (g)(u)(v)	675,000	674,582
TOTAL FINANCIALS		87,513,655
HEALTH CARE - 0.6%
Biotechnology - 0.0%
HCRX Investments Holdco LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7/15/28 (g)(u)(v)	1,605,000	1,594,568
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (f)(g)(u)	2,067,075	2,055,458
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (f)(g)(u)	1,790,513	1,787,164
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (f)(g)(u)	2,022,896	2,019,113
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (f)(g)(u)	8,665,000	8,632,246
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0811% 6/30/25 (f)(g)(u)	2,087,732	2,074,162
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/30/27 (f)(g)(u)	1,263,650	1,259,177
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 3/31/27 (f)(g)(u)	1,576,685	1,565,712
		19,393,032
Health Care Providers & Services - 0.3%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (f)(g)(u)	770,000	767,113
Aveanna Healthcare LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 7/17/28 (f)(g)(u)	527,358	522,744
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 7/17/28 (g)(u)(v)	122,642	121,568
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (f)(g)(u)	3,630,300	3,629,175
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 8/12/26 (f)(g)(u)	482,632	476,840
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (f)(g)(u)	1,230,000	1,222,313
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(g)(u)	12,345,680	12,322,594
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (f)(g)(u)	1,422,850	1,413,701
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (f)(g)(u)	5,761,485	5,739,073
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (f)(g)(u)	750,000	747,503
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3404% 8/31/26 (f)(g)(u)	1,310,564	1,302,989
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3404% 8/30/27 (f)(g)(u)	485,000	483,385
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(u)	3,630,000	3,612,431
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 4.1752% 6/20/26 (f)(g)(u)	1,346,625	1,335,960
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3391% 7/9/25 (f)(g)(u)	1,410,000	1,389,146
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (f)(g)(u)	773,063	767,752
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (f)(g)(u)	1,031,751	1,027,026
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8% 10/1/29 (f)(g)(u)	285,000	282,150
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (f)(g)(u)	2,310,000	2,293,091
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (f)(g)(u)	967,688	966,130
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0904% 6/13/26 (f)(g)(u)	4,553,451	4,418,350
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.3404% 11/20/26 (f)(g)(u)	1,756,223	1,749,093
		46,590,127
Health Care Technology - 0.1%
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3994% 2/11/26 (f)(g)(u)	7,216,709	7,198,667
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6285% 7/25/26 (f)(g)(u)	1,417,676	1,401,727
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (f)(g)(u)	1,592,000	1,588,354
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(g)(u)	796,000	792,020
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (f)(g)(u)	940,000	926,295
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.5864% 9/30/26 (f)(g)(u)	399,667	393,923
3 month U.S. LIBOR + 3.500% 3.5864% 9/30/26 (f)(g)(u)	1,527,977	1,508,496
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (f)(g)(u)(w)	145,333	143,245
		13,952,727
Life Sciences Tools & Services - 0.0%
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 1/13/28 (f)(g)(u)	2,830,775	2,822,821
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (f)(g)(u)	1,435,478	1,429,894
		4,252,715
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8364% 8/1/27 (f)(g)(u)	5,177,219	5,092,157
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (f)(g)(u)	4,593,488	4,581,453
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (f)(g)(u)	4,498,725	4,481,855
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.837% 11/27/25 (f)(g)(u)	1,660,737	1,640,676
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.087% 6/1/25 (f)(g)(u)	1,326,231	1,313,181
		17,109,322
TOTAL HEALTH CARE		102,892,491
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (f)(g)(u)	968,602	962,548
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.34% 6/19/26 (f)(g)(u)	367,500	359,613
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 5/30/25 (f)(g)(u)	732,759	718,748
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 12/9/25 (f)(g)(u)	7,644,236	7,481,796
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 8/22/24 (f)(g)(u)	1,391,161	1,367,483
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (f)(g)(u)	1,846,468	1,773,182
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(g)(u)	181,000	178,341
		12,841,711
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/8/26 (f)(g)(u)	1,033,601	1,002,272
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/4/26 (f)(g)(u)	555,699	538,856
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (f)(g)(u)	925,000	919,219
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(f)(g)(u)	2,105,000	2,112,894
		4,573,241
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (f)(g)(u)	3,220,000	3,303,173
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(u)	1,405,000	1,393,872
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(g)(u)	3,065,000	3,193,362
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(u)	2,750,000	2,886,923
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (f)(g)(u)	4,960,075	4,939,391
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (f)(g)(u)	1,246,407	1,201,225
		16,917,946
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(u)	3,450,200	3,402,760
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 10/7/28 (g)(u)(v)	2,600,000	2,587,000
3 month U.S. LIBOR + 2.500% 2.5904% 10/1/26 (f)(g)(u)	1,900,000	1,891,697
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 2/28/27 (f)(g)(u)	1,664,650	1,639,680
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 10/15/28 (g)(u)(v)	725,000	719,563
Standard Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/22/28 (f)(g)(u)	1,560,000	1,554,712
		11,795,412
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (f)(g)(u)	435,600	434,511
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (f)(g)(u)	1,842,750	1,823,180
All-Star Bidco AB Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/21/28 (g)(u)(v)	1,155,000	1,147,296
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(g)(u)	3,355,000	3,323,128
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/9/28 (f)(g)(u)	1,535,000	1,528,768
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(g)(u)	1,536,172	1,406,366
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(g)(u)	6,416,144	6,314,897
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (f)(g)(u)	1,276,800	1,273,608
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.0904% 10/8/28 (f)(g)(u)	515,000	513,069
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3815% 5/13/27 (f)(g)(u)	1,158,300	1,151,061
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(g)(u)	935,800	926,442
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 11/16/28 (g)(u)(v)	1,469,895	1,465,765
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 11/16/28 (g)(u)(v)	110,105	109,795
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3508% 7/12/28 (f)(g)(u)	681,514	674,133
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8786% 8/1/26 (f)(g)(u)	2,055,209	2,047,132
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.087% 3/29/25 (f)(g)(u)	2,063,497	2,035,393
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 8.75% 6/16/26 (f)(g)(u)	1,144,639	1,048,363
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (f)(g)(u)	915,000	908,138
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (f)(g)(u)	2,643,375	2,618,765
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5904% 1/23/27 (f)(g)(u)	2,172,500	2,147,147
3 month U.S. LIBOR + 4.750% 5.5% 1/31/27 (f)(g)(u)	746,250	743,825
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (f)(g)(u)	1,180,000	1,174,100
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0916% 9/20/26 (f)(g)(u)	1,644,333	1,644,333
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.0904% 8/4/28 (f)(g)(u)	3,070,000	3,039,853
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5% 3/6/25 (f)(g)(u)	1,206,975	1,162,474
RLG Holdings LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (f)(g)(u)	817,929	813,333
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.525% 7/8/28 (f)(g)(u)	207,071	205,907
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(u)	1,944,536	1,932,383
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 8/29/25 (f)(g)(u)	847,048	790,346
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (f)(g)(u)	1,431,497	1,418,084
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (f)(g)(u)	603,488	595,944
		46,417,539
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0888% 1/24/27 (f)(g)(u)	1,092,121	1,080,064
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(g)(u)	500,000	530,000
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1% 1/21/28 (f)(g)(u)	1,198,630	1,189,892
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0904% 1/23/27 (f)(g)(u)	1,956,196	1,951,306
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (f)(g)(u)	4,354,088	4,335,321
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 5.25% 9/27/24 (f)(g)(u)	895,118	886,731
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (f)(g)(u)	1,345,000	1,337,858
		11,311,172
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (f)(g)(u)	535,073	534,378
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (f)(g)(u)	1,880,907	1,855,044
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8375% 3/2/27 (f)(g)(u)	3,119,851	3,090,338
		5,479,760
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (g)(u)(v)	1,585,000	1,569,626
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/14/28 (f)(g)(u)	631,289	628,530
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3364% 11/15/26 (f)(g)(u)	127,677	127,038
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5864% 11/15/25 (f)(g)(u)	881,024	875,078
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.3815% 5/18/24 (f)(g)(u)	1,044,750	1,040,393
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (c)(f)(g)(u)	378,477	363,338
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/31/27 (f)(g)(u)	1,004,888	1,000,959
		5,604,962
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (f)(g)(u)	2,004,925	1,993,778
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.587% 2/7/26 (f)(g)(u)	2,373,559	2,362,498
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (f)(g)(u)	1,010,000	1,004,253
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (f)(g)(u)	3,375,000	3,332,813
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (f)(g)(u)	635,000	628,333
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (f)(g)(u)	1,870,000	1,845,297
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.087% 3/5/28 (f)(g)(u)	1,144,250	1,139,959
		12,306,931
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1315% 12/30/26 (f)(g)(u)	1,970,000	1,950,793
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5904% 4/4/25 (f)(g)(u)	3,969,231	3,951,885
3 month U.S. LIBOR + 3.500% 3.5904% 2/25/27 (f)(g)(u)	1,921,281	1,913,270
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 1.8309% 2/23/25 (f)(g)(u)	1,000,000	991,250
		8,807,198
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.3404% 5/19/28 (f)(g)(u)	1,002,488	990,668
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 8/9/25 (f)(g)(u)	814,355	791,195
		1,781,863
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (f)(g)(u)	990,000	988,149
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (f)(g)(u)	295,000	295,738
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (f)(g)(u)	1,275,000	1,275,000
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (c)(f)(g)(u)	780,000	776,100
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (f)(g)(u)	1,566,691	1,550,539
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (f)(g)(u)	578,309	572,346
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (f)(g)(u)	1,590,000	1,588,013
		7,045,885
TOTAL INDUSTRIALS		144,883,620
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 8/10/25 (f)(g)(u)	2,928,674	2,523,375
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 4/4/26 (f)(g)(u)	4,658,600	4,533,423
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (f)(g)(u)	4,675,000	4,632,645
		11,689,443
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (f)(g)(u)	315,000	316,575
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(g)(u)	1,142,310	1,137,672
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(g)(u)	239,273	238,302
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(g)(u)	1,315,809	1,309,782
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 8/10/27 (f)(g)(u)	1,851,563	1,828,418
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 2/15/24 (f)(g)(u)	1,904,800	1,883,066
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5864% 9/28/24 (f)(g)(u)	1,230,526	1,225,394
		7,939,209
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(u)	2,057,292	2,050,215
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/7/28 (f)(g)(u)	780,000	780,647
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (f)(g)(u)	2,055,950	2,035,020
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(g)(u)	3,721,875	3,715,659
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 10/31/26 (f)(g)(u)	2,207,373	2,186,403
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (c)(f)(g)(u)	917,700	912,543
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/28 (f)(g)(u)	1,157,100	1,155,839
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.88% 5/31/25 (f)(g)(u)	4,479,144	3,754,866
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (f)(g)(u)	1,710,000	1,706,802
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9166% 3/26/28 (f)(g)(u)	4,164,563	4,152,860
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (f)(g)(u)	1,294,360	1,292,199
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(g)(u)	8,721,275	8,690,140
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (f)(g)(u)	244,178	240,364
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (f)(g)(u)	389,234	383,155
Tempo Acquisition LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 3.5% 8/31/28 (f)(g)(u)	750,000	748,125
3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (f)(g)(u)	3,073,872	3,073,872
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 5/1/24 (f)(g)(u)	246,256	245,180
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0904% 8/27/25 (f)(g)(u)	3,087,564	3,079,845
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 3/1/26 (f)(g)(u)	2,038,452	2,032,215
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 4/1/28 (f)(g)(u)	895,500	887,243
		43,123,192
Semiconductors & Semiconductor Equipment - 0.0%
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (f)(g)(u)	745,837	742,108
MKS Instruments, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 10/22/28 (g)(u)(v)	3,825,000	3,808,285
		4,550,393
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (f)(g)(u)	1,191,056	1,182,123
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.75% 9/19/24 (f)(g)(u)	500,000	498,205
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 8/15/25 (f)(g)(u)	4,251,624	4,228,835
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3416% 4/23/26 (f)(g)(u)	1,143,082	1,134,155
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11/18/29 (g)(u)(v)	160,000	160,267
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 11/18/28 (g)(u)(v)	3,690,000	3,665,794
3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (f)(g)(u)	1,321,650	1,321,650
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(g)(u)	2,392,511	2,371,577
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5775% 4/30/25 (f)(g)(u)	2,305,778	2,260,378
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (f)(g)(u)	1,071,900	1,059,841
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (f)(g)(u)	160,000	158,800
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (f)(g)(u)	2,385,000	2,364,131
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 11/29/24 (f)(g)(u)	1,140,774	1,130,176
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0904% 10/16/26 (f)(g)(u)	4,344,868	4,326,142
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.0904% 2/19/29 (f)(g)(u)	835,000	840,068
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 8/23/25 (f)(g)(u)	817,857	812,745
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (f)(g)(u)	2,014,650	2,004,577
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(g)(u)	1,702,000	1,695,090
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(g)(u)	5,143,358	5,091,925
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (f)(g)(u)	733,077	730,900
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (f)(g)(u)	940,275	947,327
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(g)(u)	1,652,513	1,647,687
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (f)(g)(u)	126,720	127,860
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (f)(g)(u)	2,270,746	2,264,297
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(g)(u)	847,656	856,489
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 6/21/24 (f)(g)(u)	1,309,317	1,293,605
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8416% 9/29/24 (f)(g)(u)	3,110,829	3,106,723
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(g)(u)	3,578,125	3,561,129
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3416% 2/23/29 (f)(g)(u)	280,000	281,926
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 9/15/24 (f)(g)(u)	697,212	686,538
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 11/2/28 (g)(u)(v)	610,000	607,713
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1% 9/4/26 (f)(g)(u)	100,000	97,813
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 9/5/25 (f)(g)(u)	727,046	720,837
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(g)(u)	4,645,000	4,624,283
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 5/30/26 (f)(g)(u)	1,735,097	1,718,978
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (f)(g)(u)	4,505,000	4,458,689
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(g)(u)	4,973,741	4,898,587
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (f)(g)(u)	2,555,000	2,528,811
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (f)(g)(u)	1,620,000	1,605,420
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.337% 5/31/25 (f)(g)(u)	1,632,364	1,611,959
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/7/27 (f)(g)(u)	3,171,038	3,163,110
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (f)(g)(u)	1,284,590	1,265,527
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (f)(g)(u)	1,042,721	1,027,247
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (f)(g)(u)	4,841,990	4,776,526
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 1/31/27 (f)(g)(u)	665,216	660,560
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 5/4/26 (f)(g)(u)	2,915,075	2,898,692
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(g)(u)	1,870,000	1,884,025
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(g)(u)	5,728,475	5,694,448
Ultimate Software Group, Inc. 2LN, term loan 1 month U.S. LIBOR + 5.250% 5/3/27 (g)(u)(v)	2,665,000	2,672,489
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 2/28/27 (f)(g)(u)	2,034,025	2,020,051
		100,746,725
Technology Hardware, Storage & Peripherals - 0.1%
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 6/21/24 (f)(g)(u)	8,559,103	8,456,394
TOTAL INFORMATION TECHNOLOGY		176,505,356
MATERIALS - 0.4%
Chemicals - 0.2%
American Rock Salt Co. LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 6/4/28 (f)(g)(u)	317,750	316,558
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (f)(g)(u)	1,007,866	1,000,519
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.5% 9/22/29 (f)(g)(u)	345,000	340,688
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (f)(g)(u)(w)	147,134	146,061
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (f)(g)(u)	290,000	290,484
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (f)(g)(u)	1,734,575	1,732,407
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(g)(u)	351,756	349,997
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(g)(u)	258,673	257,379
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(f)(g)(u)	4,189,500	4,084,763
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6573% 5/7/25 (f)(g)(u)	1,755,564	1,723,384
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.087% 1/31/26 (f)(g)(u)	729,487	725,534
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (f)(g)(u)	1,122,188	1,120,403
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.64% 7/1/26 (f)(g)(u)	694,025	693,595
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (f)(g)(u)	3,635,888	3,623,380
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10/22/28 (g)(u)(v)	770,000	766,150
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 11/15/28 (c)(g)(u)(v)	605,000	580,800
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6315% 3/1/26 (f)(g)(u)	1,533,063	1,513,517
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (f)(g)(u)	3,375,000	3,343,781
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.4375% 10/11/24 (f)(g)(u)	1,018,993	1,010,331
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (f)(g)(u)	1,264,382	1,247,313
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.092% 10/1/25 (f)(g)(u)	4,190,315	4,133,578
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/3/25 (f)(g)(u)	2,042,793	1,999,894
		31,000,516
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.14% 1/4/27 (f)(g)(u)	865,577	858,003
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4166% 3/19/28 (f)(g)(u)	2,142,558	2,127,153
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (f)(g)(u)	1,638,450	1,629,963
		4,615,119
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (f)(g)(u)	2,025,539	2,001,495
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 3/11/28 (f)(g)(u)	1,575,000	1,563,581
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8636% 7/1/26 (f)(g)(u)	2,530,575	2,502,814
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.337% 4/3/24 (f)(g)(u)	347,124	339,921
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8404% 12/21/26 (f)(g)(u)	2,043,875	2,033,656
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (f)(g)(u)	2,086,744	2,087,036
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1309% 6/29/25 (f)(g)(u)	4,519,729	4,454,780
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (f)(g)(u)	2,015,148	1,997,838
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (f)(g)(u)	2,563,626	2,541,912
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/12/26 (f)(g)(u)	1,079,575	1,042,470
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(g)(u)	1,236,716	1,229,209
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (f)(g)(u)	750,000	746,250
3 month U.S. LIBOR + 4.000% 4.0904% 7/31/26 (f)(g)(u)	736,875	736,182
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(g)(u)	570,984	567,416
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 1/30/27 (f)(g)(u)	2,267,443	2,251,730
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/24/28 (f)(g)(u)	1,550,000	1,540,313
		27,636,603
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 5/26/28 (f)(g)(u)	1,016,425	1,011,658
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/1/28 (f)(g)(u)	997,500	988,413
		2,000,071
Paper & Forest Products - 0.0%
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (f)(g)(u)	625,000	620,831
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (f)(g)(u)	847,875	846,815
		1,467,646
TOTAL MATERIALS		66,719,955
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(g)(u)	618,513	577,357
Real Estate Management & Development - 0.0%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(f)(g)(u)	370,365	370,365
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 8/21/25 (f)(g)(u)	4,424,457	4,386,539
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(g)(u)	1,901,265	1,640,792
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(g)(u)	107,234	92,543
		6,490,239
TOTAL REAL ESTATE		7,067,596
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (f)(g)(u)	5,821,762	5,738,686
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (f)(g)(u)	992,159	990,919
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (f)(g)(u)	687,696	672,567
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (f)(g)(u)	159,960	148,363
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(u)	4,285,128	4,230,235
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8378% 12/31/25 (f)(g)(u)	2,782,517	2,750,991
		14,531,761
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/27/28 (c)(f)(g)(u)	920,000	915,400
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (f)(g)(u)	748,125	743,823
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(g)(u)	972,500	962,775
		2,621,998
TOTAL UTILITIES		17,153,759
TOTAL BANK LOAN OBLIGATIONS (Cost $1,033,534,534)		1,031,329,445

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	5,039,000	5,287,802
KeyBank NA 6.95% 2/1/28	718,000	912,899
Regions Bank 6.45% 6/26/37	8,935,000	12,681,598
TOTAL BANK NOTES (Cost $16,016,600)		18,882,299

Preferred Securities - 0.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(j)		1,000,000	1,001,772
Telefonica Europe BV:
2.625% (Reg. S) (f)(j)	EUR	2,400,000	2,776,260
3.875% (Reg. S) (f)(j)	EUR	1,900,000	2,270,610
			6,048,642
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.375% (Reg. S) (f)(j)	EUR	200,000	238,504
3.875% (Reg. S) (f)(j)	EUR	7,300,000	8,959,259
4.625% (Reg. S) (f)(j)	EUR	5,150,000	6,516,141
			15,713,904
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		2,641,000	2,676,158
Danone SA 1.75% (Reg. S) (f)(j)	EUR	2,300,000	2,644,134
			5,320,292
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(j)	EUR	7,800,000	8,669,060
TOTAL CONSUMER STAPLES			13,989,352
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(j)		910,000	925,925
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(j)	EUR	1,780,000	2,197,958
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(j)		200,000	203,000
8% (Reg. S) (f)(j)		972,000	964,710
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(j)	EUR	1,800,000	2,153,656
Banco Do Brasil SA 6.25% (d)(f)(j)		805,000	772,398
Banco Mercantil del Norte SA:
6.75% (d)(f)(j)		505,000	519,929
6.875% (d)(f)(j)		1,365,000	1,377,626
7.625% (d)(f)(j)		352,000	375,186
Bank of Nova Scotia:
4.65% (f)(j)		2,677,000	2,608,737
4.9% (f)(j)		1,100,000	1,165,340
Barclays Bank PLC 7.625% 11/21/22		3,345,000	3,536,620
Barclays PLC:
5.875% (Reg. S) (f)(j)	GBP	600,000	826,896
7.125% (f)(j)	GBP	250,000	360,997
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		485,000	491,451
5.35% 11/12/29 (d)(f)		265,000	278,913
BNP Paribas SA 6.625% (Reg. S) (f)(j)		2,230,000	2,408,400
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(j)		730,000	761,938
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(j)		200,000	215,500
HSBC Holdings PLC 6.375% (f)(j)		3,050,000	3,278,445
Itau Unibanco Holding SA 6.125% (d)(f)(j)		1,140,000	1,112,355
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4509% (f)(g)(j)		340,000	336,600
3 month U.S. LIBOR + 3.470% 3.5986% (f)(g)(j)		345,000	345,417
Lloyds Banking Group PLC 5.125% (f)(j)	GBP	220,000	301,367
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(j)		650,000	664,747
NBK Tier 1 Ltd. 3.625% (d)(f)(j)		340,000	335,113
Societe Generale 7.875% (Reg. S) (f)(j)		900,000	981,180
Stichting AK Rabobank Certificaten 19.4365% (Reg. S) (f)(g)(j)	EUR	1,545,650	2,383,973
Tinkoff Credit Systems:
6% (d)(f)(j)		390,000	378,300
9.25% (Reg. S) (f)(j)		1,193,000	1,229,387
			32,566,139
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(j)		7,755,000	8,351,328
UBS Group AG 7% (Reg. S) (f)(j)		644,000	713,194
			9,064,522
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(j)		1,396,404	69,820
Insurance - 0.1%
Aviva PLC 6.125% (f)(j)	GBP	3,170,000	4,367,513
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(j)		3,194,000	3,352,935
5.875% (d)(f)(j)		2,110,000	2,270,888
			9,991,336
TOTAL FINANCIALS			51,691,817
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	8,200,000	9,226,432
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(j)		400,000	431,000
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(j)	GBP	760,000	1,025,681
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		3,500,000	3,587,115
TOTAL INDUSTRIALS			5,043,796
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(j)		350,000	351,050
5.65% (d)(f)(j)		380,000	399,475
			750,525
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(j)		855,000	864,619
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(j)	EUR	4,100,000	4,786,530
AT Securities BV 5.25% (Reg. S) (f)(j)		5,250,000	5,424,510
CPI Property Group SA 3.75% (Reg. S) (f)(j)	EUR	3,400,000	3,627,514
Grand City Properties SA 1.5% (Reg. S) (f)(j)	EUR	5,300,000	5,801,581
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(j)	EUR	5,790,000	6,541,881
3.625% (Reg. S) (f)(j)	EUR	310,000	347,176
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(j)	EUR	2,605,000	2,890,889
			29,420,081
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(j)		9,240,000	9,482,550
Enel SpA 2.5% (Reg. S) (f)(j)	EUR	3,760,000	4,403,869
SSE PLC 3.74% (Reg. S) (f)(j)	GBP	1,650,000	2,243,792
			16,130,211
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (f)(j)	EUR	3,500,000	3,929,260
TOTAL UTILITIES			20,059,471
TOTAL PREFERRED SECURITIES (Cost $155,634,174)			153,734,564

Money Market Funds - 9.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (x)	1,260,208,311	1,260,460,352
Fidelity Securities Lending Cash Central Fund 0.07% (x)(y)	512,126,012	512,177,225
TOTAL MONEY MARKET FUNDS (Cost $1,772,635,380)		1,772,637,577

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 3.125% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2026, paying 5% quarterly. (Cost $638,524)	2/16/22	EUR	44,050,000	697,437

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $19,603,146,746)	20,045,573,468
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(1,417,400,250)
NET ASSETS - 100.0%	18,628,173,218

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 12/1/51	(4,450,000)	(4,647,279)
3.5% 12/1/51	(4,350,000)	(4,542,846)
3.5% 12/1/51	(4,400,000)	(4,595,062)
3.5% 12/1/51	(5,550,000)	(5,796,044)

TOTAL GINNIE MAE		(19,581,231)

Uniform Mortgage Backed Securities
2% 12/1/51	(2,200,000)	(2,201,989)
2% 12/1/51	(26,750,000)	(26,774,190)
2% 12/1/51	(26,850,000)	(26,874,280)
2% 12/1/51	(18,350,000)	(18,366,594)
2% 12/1/51	(45,200,000)	(45,240,874)
2% 12/1/51	(26,750,000)	(26,774,190)
2% 12/1/51	(1,800,000)	(1,801,628)
2.5% 12/1/51	(7,000,000)	(7,175,000)
2.5% 12/1/51	(13,600,000)	(13,940,000)
2.5% 12/1/51	(7,050,000)	(7,226,250)
2.5% 12/1/51	(9,100,000)	(9,327,500)
2.5% 12/1/51	(13,600,000)	(13,940,000)
2.5% 12/1/51	(5,450,000)	(5,586,250)
2.5% 12/1/51	(3,650,000)	(3,741,250)
2.5% 12/1/51	(14,950,000)	(15,323,750)
2.5% 12/1/51	(14,950,000)	(15,323,750)
3% 12/1/51	(7,000,000)	(7,267,422)
3% 12/1/51	(7,000,000)	(7,267,422)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(254,152,339)

TOTAL TBA SALE COMMITMENTS (Proceeds $272,355,550)		(273,733,570)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	Dec 2021	2,881,566	(100,017)	(100,017)
Eurex Euro-Bund Contracts (Germany)	117	Dec 2021	22,871,724	132,043	132,043
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	51	Dec 2021	12,615,864	445,838	445,838
TME 10 Year Canadian Note Contracts (Canada)	152	Mar 2022	16,796,211	249,820	249,820

TOTAL BOND INDEX CONTRACTS					727,684

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	138	Mar 2022	18,052,125	216,910	216,910
CBOT 2-Year U.S. Treasury Note Contracts (United States)	8	Mar 2022	1,749,875	1,013	1,013
CBOT 5-Year U.S. Treasury Note Contracts (United States)	265	Mar 2022	32,170,586	107,048	107,048
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	173	Mar 2022	25,412,078	328,589	328,589
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	154	Mar 2022	30,886,625	942,722	942,722

TOTAL TREASURY CONTRACTS					1,596,282

TOTAL PURCHASED					2,323,966

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	151	Dec 2021	23,204,253	(5,996)	(5,996)
ICE Long Gilt Contracts (United Kingdom)	118	Mar 2022	19,817,638	(184,910)	(184,910)

TOTAL BOND INDEX CONTRACTS					(190,906)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	609	Mar 2022	133,209,234	(85,227)	(85,227)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	48	Mar 2022	5,827,125	(13,596)	(13,596)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	359	Mar 2022	58,202,875	(977,302)	(977,302)

TOTAL TREASURY CONTRACTS					(1,076,125)

TOTAL SOLD					(1,267,031)

TOTAL FUTURES CONTRACTS					1,056,935
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	2,195,529	EUR	1,949,000	State Street Bank And Trust Co	12/01/21	(14,832)
USD	39,028	AUD	55,000	Goldman Sachs Bank USA	12/02/21	(179)
USD	78,106	CAD	100,000	Goldman Sachs Bank USA	12/02/21	(175)
USD	654,990	EUR	581,000	JPMorgan Chase Bank, N.A.	12/02/21	(3,922)
AUD	144,000	USD	106,988	JPMorgan Chase Bank, N.A.	1/13/22	(4,280)
CAD	146,000	USD	117,351	State Street Bank And Trust Co	1/13/22	(3,006)
CAD	134,000	USD	105,429	State Street Bank And Trust Co	1/13/22	(482)
EUR	476,000	USD	550,628	Goldman Sachs Bank USA	1/13/22	(9,871)
EUR	517,000	USD	583,807	JPMorgan Chase Bank, N.A.	1/13/22	3,528
EUR	166,000	USD	194,399	JPMorgan Chase Bank, N.A.	1/13/22	(5,815)
EUR	238,000	USD	276,040	JPMorgan Chase Bank, N.A.	1/13/22	(5,661)
EUR	684,000	USD	776,206	JPMorgan Chase Bank, N.A.	1/13/22	848
EUR	10,969,000	USD	12,440,579	JPMorgan Chase Bank, N.A.	1/13/22	20,683
EUR	800,000	USD	927,519	State Street Bank And Trust Co	1/13/22	(18,684)
EUR	233,000	USD	270,595	State Street Bank And Trust Co	1/13/22	(5,897)
EUR	1,183,000	USD	1,373,377	State Street Bank And Trust Co	1/13/22	(29,437)
EUR	540,000	USD	626,825	State Street Bank And Trust Co	1/13/22	(13,361)
EUR	1,515,000	USD	1,709,199	State Street Bank And Trust Co	1/13/22	11,907
EUR	2,216,000	USD	2,500,439	State Street Bank And Trust Co	1/13/22	17,034
GBP	302,000	USD	417,041	Goldman Sachs Bank USA	1/13/22	(15,052)
GBP	216,000	USD	290,016	JPMorgan Chase Bank, N.A.	1/13/22	(2,500)
GBP	237,000	USD	315,352	JPMorgan Chase Bank, N.A.	1/13/22	117
GBP	320,000	USD	437,463	State Street Bank And Trust Co	1/13/22	(11,514)
GBP	971,000	USD	1,300,558	State Street Bank And Trust Co	1/13/22	(8,070)
GBP	257,000	USD	342,978	State Street Bank And Trust Co	1/13/22	(887)
USD	80,982	AUD	108,000	BNP Paribas	1/13/22	3,952
USD	66,837	AUD	90,000	BNP Paribas	1/13/22	2,645
USD	138,092	CAD	175,000	Citibank NA	1/13/22	1,034
USD	40,472	CAD	50,000	JPMorgan Chase Bank, N.A.	1/13/22	1,312
USD	141,221	CAD	175,000	Royal Bank Of Canada	1/13/22	4,163
USD	191,019	CAD	240,000	State Street Bank And Trust Co	1/13/22	3,054
USD	2,347,746	EUR	2,071,000	BNP Paribas	1/13/22	(5,001)
USD	232,658,114	EUR	200,358,000	Citibank NA	1/13/22	5,042,690
USD	443,701	EUR	382,000	Citibank NA	1/13/22	9,732
USD	4,856,727	EUR	4,209,000	State Street Bank And Trust Co	1/13/22	75,120
USD	767,548	EUR	672,000	State Street Bank And Trust Co	1/13/22	4,127
USD	434,053	EUR	387,000	State Street Bank And Trust Co	1/13/22	(5,596)
USD	334,025	GBP	250,000	BNP Paribas	1/13/22	1,252
USD	98,710,735	GBP	71,689,000	BNP Paribas	1/13/22	3,286,239
USD	2,083,502	GBP	1,537,000	BNP Paribas	1/13/22	37,617
USD	321,136	GBP	239,000	BNP Paribas	1/13/22	3,005
USD	1,539,515	GBP	1,141,000	BNP Paribas	1/13/22	20,741
USD	210,790	GBP	158,000	BNP Paribas	1/13/22	478
USD	546,088	GBP	412,000	Brown Brothers Harriman & Co.	1/13/22	(2,321)
USD	65,910	GBP	48,000	Goldman Sachs Bank USA	1/13/22	2,018
USD	804,757	GBP	587,000	JPMorgan Chase Bank, N.A.	1/13/22	23,407
USD	512,130	GBP	381,000	JPMorgan Chase Bank, N.A.	1/13/22	4,984
USD	484,231	GBP	357,000	State Street Bank And Trust Co	1/13/22	9,032
USD	2,394,401	GBP	1,776,000	State Street Bank And Trust Co	1/13/22	30,386

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						8,454,562

Unrealized Appreciation						8,621,105
Unrealized Depreciation						(166,543)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Akzo Nobel NV	Jun 2024	Citibank, N.A.	(1%)	Quarterly	EUR	6,250,000	(163,697)	102,620	(61,077)
BMW Finance NV	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	4,100,000	(135,700)	133,784	(1,916)
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly		49,400,000	(180,962)	(659)	(181,621)
CMBX N.A. AAA Index Series 12	Aug 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		5,360,000	(19,635)	(40,454)	(60,089)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		610,000	434	3,555	3,989
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,850,000	2,740	17,511	20,251
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		2,160,000	1,537	5,848	7,385
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		1,420,000	1,011	(1,778)	(767)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		1,850,000	1,317	9,692	11,009
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,760,000	1,965	15,087	17,052
Daimler AG	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	4,100,000	(122,081)	108,980	(13,101)
Deutsche Bank AG	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	4,200,000	(45,353)	63,967	18,614
Intesa Sanpaolo SpA	Dec 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	4,100,000	(87,006)	106,511	19,505
Shell International Finance BV	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	4,100,000	(151,422)	151,276	(146)
Volvo Treas AB	Jun 2024	Citibank, N.A.	(1%)	Quarterly	EUR	1,050,000	(25,032)	13,074	(11,958)

TOTAL CREDIT DEFAULT SWAPS							(921,884)	689,014	(232,870)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2023	8,613,000	(68,921)	0	(68,921)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	14,559,000	(253,116)	0	(253,116)
1.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2031	222,000	(3,399)	0	(3,399)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	831,000	4,741	0	4,741
TOTAL INTEREST RATE SWAPS							(320,695)	0	(320,695)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,899,564 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,638,365,059 or 19.5% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,592,509.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps.  At period end, the value of securities pledged amounted to $452,848.

(m)	Security or a portion of the security is on loan at period end.
(n)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $514,545.

(o)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $541,002.
(p)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(q)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)	Non-income producing
(u)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(v)	The coupon rate will be determined upon settlement of the loan after period end.
(w)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,922,000 and $1,919,377, respectively.

(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	3,324
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 10/15/21	866,204
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	501,996

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,204,129,367	1,764,391,523	1,708,060,538	173,316	-	-	1,260,460,352	2.1%
Fidelity Securities Lending Cash Central Fund 0.07%	-	1,371,796,941	859,619,716	58,681	-	-	512,177,225	1.6%
Total	1,204,129,367	3,136,188,464	2,567,680,254	231,997	-	-	1,772,637,577

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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